File No. 333-117537


                     As filed with the SEC on July 21, 2004
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. __
                        (Check appropriate box or boxes)

                   FEDERATED MUNICIPAL SECURITIES INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                                2101 L Street, NW
                            Washington, DC 20037-1526
                                 (202) 828-2218

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.



     No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended


                          GOLDEN OAK(R) FAMILY OF FUNDS



                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010



Dear Shareholder,

     The Board of Trustees of the Golden Oak(R) Family of Funds is pleased to submit to you a proposed reorganization of Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Golden Oak(R) Fund") into Federated Michigan Intermediate Municipal Trust (the "Federated Fund"). If approved by shareholders of the Golden Oak(R) Fund, the shareholders of the Golden Oak(R) Fund will receive shares of the Federated Fund. CB Capital Management, Inc. is the investment adviser for the Golden Oak(R) Fund, and Federated Investment Management Company is the investment adviser for the Federated Fund.

     We are recommending the reorganization of the Golden Oak(R) Fund and the Federated Fund because the long-term viability of the Golden Oak(R) Fund is questionable, particularly in light of the relatively low level of assets in the Golden Oak(R) Fund and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission. Both the Golden Oak(R) Fund and the Federated Fund have similar investment objectives, and the combination of the two funds would provide the Golden Oak(R) Fund's shareholders with the benefit of higher Fund asset levels and potentially lower fund expenses.

     Your vote on this proposal is very important. Whether or not you plan to attend the meeting, please vote your shares by mail. Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and direction for voting the proxy is included on the next page. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

     If you have any questions regarding the shareholder meeting, please feel free to call a Golden Oak(R) Client Service Representative at 1-800-545-6331.

                                                   Sincerely,

                                                   /s/ Charles L. Davis Jr.
                                                   Charles L. Davis Jr.
                                                   President



August 18, 2004








GOLDEN OAK(R)FAMILY OF FUNDS
        Golden Oak(R) Michigan Tax Free Bond Portfolio



Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.



Golden Oak(R) Family of Funds (the "Golden(R) Oak Trust") will hold a special meeting of shareholders of Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Portfolio") on September 28, 2004. It is important for you to vote on the issue described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issue.



The following is an introduction to the process and the proposal.

Why am I being asked to vote?

Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?

You may vote by telephone at the toll-free number shown on your ballot or through the Internet at the website shown on your ballot. You may also vote in person at the meeting or complete and return the enclosed proxy card. If you:

1. choose to help save the Portfolio time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.

2. do not respond at all, we may contact you by telephone to request that you cast your vote.

3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?

The proposed reorganization (the "Reorganization") of the Portfolio into Federated Michigan Intermediate Municipal Trust (the "Fund"), a portfolio of Federated Municipal Securities Income Trust.

Why is the Reorganization being proposed?

The Board of Trustees and the investment adviser of the Golden Oak(R) Trust believe that the Reorganization is in the best interest of the Portfolio and its respective shareholders.

In the opinion of the Portfolio's adviser, the long-term viability of the Portfolio is questionable, particularly in light of the relatively low level of assets in the Portfolio and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission. After considering available alternatives, the adviser has recommended, and the Board of Trustees has approved, the Reorganization of the Portfolio into the acquiring Fund.

As compared to the Portfolio, the Fund is a larger fund with lower expenses and a better long-term performance history. Although worded slightly differently, the investment objectives of the Portfolio and the Fund are substantially similar - to provide current income exempt from federal and Michigan state income tax. Each fund employs a similar investment strategy in pursuit of its investment objective.

For the reasons mentioned above and more fully described in the Prospectus/Proxy Statement, the Board of Trustees believes that, if approved, the Reorganization will provide the Portfolio's shareholders with a substantially similar, income-oriented investment strategy with the added benefit of lower overall expenses.

How will the Reorganization affect my investment?

o    The investment objective will remain substantially the same.

o The cash value of your investment will not change. You will receive shares of the Fund with a total dollar value equal to the total dollar value of Portfolio shares that you own at the time of the Reorganization. Holders of the Portfolio's Class A Shares and Institutional Shares will receive Shares of the Fund. o The Reorganization will be a tax-free transaction.

Who do I call with questions about the Prospectus/Proxy Statement?

Call your Investment Professional or a Federated Client Service Representative. Federated's toll-free number is 1-800-341-7400.

------------------------------------------------------------------------------
   After careful consideration, the Board of Trustees has unanimously approved this proposal. The Board recommends that you read the enclosed materials carefully and vote for the proposal.
------------------------------------------------------------------------------


                          GOLDEN OAK(R) FAMILY OF FUNDS

                 Golden Oak(R) Michigan Tax Free Bond Portfolio



                                    NOTICE OF

                         SPECIAL MEETING OF SHAREHOLDERS


                          TO BE HELD SEPTEMBER 28, 2004

        TO SHAREHOLDERS OF GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO, A PORTFOLIO OF GOLDEN OAK(R) FAMILY OF FUNDS: A special meeting of the shareholders of Golden Oak(R) Michigan Tax Free Bond Portfolio will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7001, at 2:00 p.m. (Eastern time), on September 28, 2004, for the following purposes:



1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Michigan Intermediate Municipal Trust (the "Fund") would acquire all of the assets of Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Portfolio") in exchange for Shares of the Fund to be distributed pro rata by the Portfolio to its Class A and Institutional shareholders, in complete liquidation and termination of the Portfolio; and

2. To transact such other business as may properly come before the special meeting or any adjournment thereof.



The Board of Trustees has fixed August 16, 2004 as the record date for determination of shareholders entitled to vote at the special meeting.



                                          By Order of the Board of Trustees,



                                          John W. McGonigle

                                          Secretary



August 18, 2004




-------------------------------------------------------------------------------
YOU CAN HELP THE TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
-------------------------------------------------------------------------------








26


                           PROSPECTUS/PROXY STATEMENT

                                 August 18, 2004


                          Acquisition of the assets of

                 GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO,

                a portfolio of the Golden Oak(R) Family of Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7001
                          Telephone No: 1-800-545-6331



                        By and in exchange for Shares of

                       FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST,

                  a portfolio of Federated Municipal Securities Income Trust

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



     This Prospectus/Proxy Statement describes the proposal for Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Portfolio") to transfer all of its assets to Federated Michigan Intermediate Municipal Trust (the "Fund"), in exchange for Shares of the Fund (the "Reorganization"). The Fund's Shares will be distributed pro rata by the Portfolio to its shareholders in complete liquidation and dissolution of the Portfolio. As a result of the Reorganization, each owner of Class A Shares and Institutional Shares of the Portfolio will become the owner of Shares of the Fund having a total net asset value equal to the total net asset value of his or her holdings in the Portfolio on the date of the Reorganization (the "Closing Date"). The Agreement and Plan of Reorganization (the "Plan") is attached as Exhibit A.


     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Fund that a prospective investor should know before voting on the Reorganization.


     Each of the Fund and the Portfolio is a non-diversified portfolio of securities of an open-end management investment company. The stated investment objectives of the Portfolio and the Fund are substantially identical in that they both seek to provide current income exempt from the federal regular income tax and the personal income tax imposed by the state of Michigan and Michigan municipalities (consistent, in the case of the Portfolio, with preservation of capital). Each fund will pursue its investment objective by investing at least 80% of its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax (in the case of the Fund) or federal taxes including the alternative minimum tax (AMT) (in the case of the Portfolio), and (in both cases) the personal income taxes imposed by the state of Michigan and Michigan municipalities. Each fund's portfolio securities will be investment grade (or, in the case of the Fund, of comparable quality). The dollar-weighted average portfolio maturity of each fund is between three and ten years.

     For a comparison of the investment policies of the Fund and the Portfolio, see "Summary -- Comparison of Investment Objectives and Policies." Information concerning the Shares of the Fund, as compared to Shares of the Portfolio, is included in this Prospectus/Proxy Statement in the sections entitled "Summary -- Comparative Fee Tables" and "Information About the Reorganization -- Description of the Fund's Shares and Capitalization."


     This Prospectus/Proxy Statement is accompanied by the Prospectus of the Fund dated October 31, 2003, which is incorporated herein by reference. A Statement of Additional Information for the Fund dated October 31, 2003 (related to the Fund's Prospectus of the same date) as well as a Statement of Additional Information dated August 18, 2004 (relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information and other information may be obtained without charge by writing or by calling the Fund at the address and telephone number shown on the previous page.


     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Portfolio, see the Portfolio's Prospectus and Statement of Additional Information each dated January 31, 2004, which have been filed with the Securities and Exchange Commission and are incorporated by reference into this Prospectus/Proxy Statement. Copies of the Prospectuses and Statements of Additional Information for the Portfolio are available upon request and without charge by writing or by calling the Portfolio at the address and telephone number shown on the previous page.


     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.


     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OR OF OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.








TABLE OF CONTENTS

                                                                         Page

SUMMARY                                                                   4
    Reasons for the Proposed Reorganization                               4
    Tax Consequences                                                      4
    Comparison of Investment Objectives and Policies                      5
    Comparison of Risks                                                   5
    Comparative Fee Tables                                                6
    Comparison of Potential Risks and Rewards: Performance Information    8
    Investment Advisers                                                   12
    Portfolio Managers                                                    12
    Advisory Fees and Other Expenses                                      13
    Purchase, Exchange and Redemption Procedures                          14

INFORMATION ABOUT THE REORGANIZATION                                      15
    Description of the Plan of Reorganization                             15
    Description of the Fund's Shares and Capitalization                   16
    Federal Income Tax Consequences                                       16
    Agreement Among CBCM, Citizens Bank and Federated Investors, Inc.     17
    Reasons for the Reorganization                                        17
    Comparative Information on Shareholder Rights and Obligations         19

INFORMATION ABOUT THE FUND AND THE PORTFOLIO                              20

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING                      21
    Proxies, Quorum and Voting at the Special Meeting                     22
    Share Ownership of the Fund and the Portfolio                         23
    Interests of Certain Persons                                          23

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY              24

SUMMARY OF INVESTMENT LIMITATIONS (Annex A)    25

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)                          A-1

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (Exhibit B)                   B-1
    Federated Michigan Intermediate Municipal Trust                       B-1
    Golden Oak(R)Michigan Tax Free Bond Portfolio                         B-4

FINANCIAL HIGHLIGHTS (Exhibit C)                                          C-1









                                     SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. The Prospectus of the Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

     The Board of Trustees ("Board" or "Trustees") of the Golden Oak(R) Family of Funds (the "Golden Oak(R) Trust") has voted to recommend to holders of Class A Shares and Institutional Shares of the Portfolio the approval of the Plan whereby the Fund would acquire all of the assets of the Portfolio in exchange for shares of the Fund (the "Shares") to be distributed pro rata by the Portfolio to its shareholders in complete liquidation and dissolution of the Portfolio. As a result of the Reorganization, each shareholder of the Portfolio will become the owner of the Fund's Shares having a total net asset value equal to the total net asset value of his or her holdings in the Portfolio on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined).

     The Board of the Golden Oak(R) Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganization would be in the best interest of the Portfolio and its existing shareholders, and that the interest of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. Management of the Golden Oak(R) Trust is recommending the Reorganization because the long-term viability of the Portfolio is questionable, particularly in light of the level of assets in the Portfolio and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission. Both the Fund and the Portfolio have similar investment objectives, and the combination of the two funds would provide the Portfolio shareholders with the benefit of higher fund asset levels and lower fund expenses.


     In considering the proposed Reorganization, the Board of the Golden Oak(R) Trust and the Board of the Federated Trust took into consideration a number of factors, including: (1) any fees or expenses that will be borne directly or indirectly by the Portfolio in connection with the Reorganization; (2) the compatibility of the Portfolio's and the Fund's investment objectives, policies and limitations; (3) the comparatively larger asset size and lower expenses of the Fund (assets of $162,925,256 and expenses before and after waivers of 0.86% and 0.50%, respectively, as of July 12, 2004), compared to the asset size and expenses of the Portfolio (assets of $59,409,501 and expenses before and after waivers of 1.14% and 0.90%, respectively, for Class A Shares and 0.89% and 0.65%, respectively, for Institutional Shares, as of July 12, 2004); and (4) the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes either to the Portfolio or the Fund or to shareholders of either the Portfolio or the Fund.


Tax Consequences

     As a condition to the Reorganization, the Portfolio and the Fund will each receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by the shareholders of either the Portfolio or the Fund. The tax basis of the Shares of the Fund ("Fund Shares") received by Portfolio shareholders will be the same tax basis of their Shares in the Portfolio ("Portfolio Shares"). There will be taxes payable in connection with distributions, if any, by the Portfolio immediately before the Closing Date. These distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganization.



     THE BOARD OF TRUSTEES OF THE GOLDEN OAK(R) TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

Comparison of Investment Objectives and Policies


     The stated investment objectives of the Portfolio and the Fund are substantially identical in that they both seek to provide current income exempt from the federal regular income tax and the personal income tax imposed by the state of Michigan and Michigan municipalities (consistent, in the case of the Portfolio, with preservation of capital). Each fund will pursue its investment objective by investing at least 80% of its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax (in the case of the Fund) or federal taxes including the alternative minimum tax (AMT) (in the case of the Portfolio), and (in both cases) the personal income taxes imposed by the state of Michigan and Michigan municipalities. Each fund's portfolio securities will be investment grade (or, in the case of the Fund, of comparable quality). The dollar-weighted average portfolio maturity of each fund is between three and ten years.

     Unlike the Portfolio, the Fund may, as a principal strategy, enter into derivatives contracts as hedging transactions, and may use derivatives contracts to implement its overall strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivatives contracts rather than individual securities to gain exposure to the municipal bond sector.

     In addition to the policies and limitations set forth above, both the Fund and the Portfolio are subject to certain additional investment policies and limitations, described in the Fund's Statement of Additional Information dated October 31, 2003, and the Portfolio's Statement of Additional Information dated March 31, 2004. Reference is hereby made to the Fund's Prospectus and Statement of Additional Information, each dated October 31, 2003, and to the Portfolio's Prospectus and Statement of Additional Information, each dated March 31, 2004, which set forth in full the investment objective, policies and investment limitations of each of the Fund and the Portfolio, all of which are incorporated herein by reference thereto.

     A summary of the fundamental and non-fundamental limitations of the Fund and the Portfolio are set forth on Annex A to this Prospectus/Proxy Statement.

Comparison of Risks

     All mutual funds take risks. Therefore, it is possible to lose money by investing in either fund. Since the Fund and the Portfolio invest in similar securities, an investment in the Fund presents similar investment risks as investing in the Portfolio. Each is subject to interest rate risk, credit risk, Michigan investment risk, call risk, tax risk and risk of non-diversification. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Credit risk is the possibility that an issuer will default of a security by failing to pay interest or principal when due. Because these funds emphasize investments in Michigan, they are more subject to events that may adversely affect Michigan issuers, such as an economic downturn affecting the automobile and manufacturing sectors. Call risk is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price. Tax risk is the failure of a municipal security to meet certain legal requirements which may cause the interest received and distributed by the fund to shareholders to be taxable. Since the Fund and the Portfolio are non-diversified, there is a risk that any one issuer may have a greater impact on its respective Share price and performance compared to that of a diversified fund. Because the Fund, as a principal strategy, enters into derivative contracts, the Fund is also subject to leverage risk and liquidity risk. (The Portfolio does not, as a principal strategy, enter into derivative contracts.) Leverage risk is created when an investment exposes a fund to a level of risk that exceeds the amount invested. Liquidity risk refers to the possibility that a fund may not be able to close out a derivative contract when it wants to. The Portfolio could entail greater risk than the Fund because its portfolio is smaller and also less diversified by holdings. A full discussion of the risks inherent in investment in the Fund and the Portfolio is set forth in the Fund's Prospectus and Statement of Additional Information, each dated October 31, 2003, and the Portfolio's Prospectus and Statement of Additional Information, each dated March 31, 2004, each of which is incorporated herein by reference thereto.

Comparative Fee Tables

     The Fund and the Portfolio, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses incurred by the Class A Shares and Institutional Shares of the Portfolio as of January 31, 2004, Shares of the Fund as of August 31, 2003 and pro forma fees for the Fund as of August 31, 2005 assuming that the Reorganization has occurred as of that date.

FEES AND EXPENSES of the Funds' shares

                                                      Portfolio         Portfolio      Federated    Federated Fund
                                                   Class A Shares    Institutional        Fund        Pro Forma
Shareholder Fees                                                        Shares                         Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on                 4.50%              None           3.00%          3.00%5
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a             None               None            None           None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)         None               None            None           None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount              None               None            None           None
redeemed, if applicable)
Exchange Fee                                           None               None            None           None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund Assets
(as percentage of average net assets)
Management Fee2                                        0.50%             0.50%           0.40%          0.40%
Distribution (12b-1) Fee                               0.25%              None            None           None
Shareholder Services Fee3                              None               None           0.25%          0.25%
Other Expenses4                                        0.39%             0.39%           0.21%          0.19%
Total Annual Fund Operating Expenses                   1.14%             0.89%           0.86%          0.84%

The  percentages  shown are based on expenses for the entire  fiscal years ended
January 31, 2004 and August 31, 2003 and ending  August 31, 2005,  respectively.
However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. The difference in the Federated Fund total expenses on a historical basis (0.86%), from the Federated Fund Pro Forma Combined total expenses (0.84%), is a result of spreading certain fixed operating expenses across a larger asset base as a result of the Reorganization.

1 With respect to the Portfolio, although not contractually obligated to do so, the adviser waived certain amounts. This waiver may be terminated at any time. These are shown below along with the net expenses the Portfolio paid for the fiscal year ended January 31, 2004. With respect to the Federated Fund, although not contractually obligated to do so, the adviser, shareholder services provider and transfer agent waived certain amounts.
     These waivers may be terminated at any time. These are shown below along with the net expenses the Fund paid for the fiscal year ended August 31, 2003. With respect to the Federated Fund Pro Forma Combined, although not contractually obligated to do so, the adviser, shareholder services provider, administrator and transfer agent expect to waive certain amounts.
     These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2005.


Total Voluntary Waivers of Fund Expenses        0.24%          0.24%       0.36%      0.34%
Total Actual Annual Fund Operating Expenses     0.90%          0.65%       0.50%      0.50%
(after waivers)

2 For the Portfolio, the adviser waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Portfolio (after the voluntary waiver) was 0.26% for the fiscal year ended January 31, 2004. For the Federated Fund, the adviser waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.23% for the fiscal year ended August 31, 2003. For the Federated Fund Pro
     Forma Combined, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.25% for the fiscal year ending
     August 31, 2005.

3 For the Federated Fund, a portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time.
     The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.07% for the fiscal year ended August 31, 2003. For the Federated Fund
     Pro Forma Combined, a portion of the shareholder services fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.07% for the fiscal year ending
     August 31, 2005.

4 For the Federated Fund, the transfer agent voluntarily waived a portion of its fee. The transfer agent can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.20% for the fiscal year ended August 31, 2003. For the Federated
     Fund Pro Forma Combined, the administrator and transfer agent expect to voluntarily waive a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses to be paid by the Fund (after the anticipated voluntary waivers) will be 0.18% for the fiscal year ending August 31, 2005.

5    Withrespect to future purchases of Shares of the Fund, current shareholders
     of  the  Institutional  Shares  of  the  Portfolio,   as  well  as  current
     shareholders  of Class A Shares of the Portfolio who purchase  their Shares directly from the Golden  Oak(R) Trust,  will not be subject to a front-end sales charge.  Current  shareholders of Class A Shares of the Portfolio who purchase  Shares  through a  broker/dealer,  however,  may be  subject to a front-end sales charge on future purchases of Shares of the Fund.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio's Class A Shares and Institutional Class Shares and the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio's Class A Shares and Institutional Shares and the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio Class A Shares and Institutional Shares and the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                     Portfolio           Portfolio        Fund Shares    Fund Pro Forma
                   Class A Shares   Institutional Class                     Combined
                                         Shares
    1 Year             $561                 $91               $385            $383
    ------------- ----------------- --------------------- ------------- -----------------
    ------------- ----------------- --------------------- ------------- -----------------
    3 Years            $796                 $284              $566            $560
    ------------- ----------------- --------------------- ------------- -----------------
    ------------- ----------------- --------------------- ------------- -----------------
    5 Years           $1,049                $493              $762            $752
    ------------- ----------------- --------------------- ------------- -----------------
    ------------- ----------------- --------------------- ------------- -----------------
    10 Years          $1,774               $1,096            $1,329          $1,306
    ------------- ----------------- --------------------- ------------- -----------------




Comparison of Potential Risks and Rewards: Performance Information

     The bar charts and tables below compare the potential risks and rewards of investing in the Fund and the Portfolio. The bar charts provide an indication of the risks of investing in each fund by showing changes in performance from year to year. The tables show how each fund's average annual total returns for the one year, five year, ten year, and since inception periods compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.

Keep in mind that past performance does not indicate future results.

RISK/RETURN BAR CHART

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

     The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Fund as of the calendar year-ended December 31, 2003.

     The `y' axis reflects the "% Total Return" beginning with "-8.00%" and increasing in increments of 4.00% up to 16.00%.

     The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The chart features ten distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2003, The percentages noted are: -4.73%, 14.14%, 3.97%, 6.81%, 5.57%,
-1.23%, 9.01%, 4.68%, 9.84% and 5.05%, respectively.

     The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's total return for the six month period from January 1, 2004 through June 30, 2004 was (1.05)%.

     Within the period shown in the bar chart, the Fund's highest quarterly return was 5.72% (quarter ended March 31, 1995). Its lowest quarterly return was (4.60)% (quarter ended March 31, 1994).


AVERAGE ANNUAL TOTAL RETURN TABLE

     The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 7-Year General Obligation Municipal Bond Index ("LB7GO") and the Lehman Brothers Municipal Bond Index ("LBMB"), both broad-based indexes. The LB7GO is an index of general obligation bonds rated A or better with six to eight years to maturity. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.

(For the periods ended December 31, 2003)



                                               1 Year         5 Years        10 Years
------------------------------------------------------------------------------------------
Institutional Service Shares
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Return Before Taxes                             1.91%          4.76%          4.87%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Return After Taxes on Distributions1            1.91%          4.76%          4.87%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Return After Taxes on Distributions and         2.59%          4.72%          4.84%
Sale of Fund Shares1
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
LB7GO                                           5.58%          5.83%          5.82%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
LBMB                                            5.31%          5.83%          6.03%
------------------------------------------------------------------------------------------


1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO



     The performance information shown below will help you analyze the Portfolio's Institutional Shares investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio's Institutional Shares total returns on a calendar year-by-year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Portfolio's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

     The Portfolio is the successor to a correspondingly named portfolio of the Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The shareholders of the Arbor Fund portfolio approved the reorganization and received Institutional Shares or Class A Shares of the Portfolio on the date of the reorganization. Prior to August 26, 2002, the Portfolio had no investment operations. Accordingly, the performance information and financial information provided in the Prospectus/Proxy Statement for periods prior to August 26, 2002 is historical information for the corresponding Arbor Fund. The Portfolio is managed by the investment adviser which managed the corresponding Arbor Fund portfolio. In addition, the Portfolio has investment objectives and policies that are substantially similar to those of the corresponding Arbor Fund portfolio, although the Arbor Fund portfolio had different fee and expense arrangements. The periods prior to June 23, 1997, when the Portfolio began operating as a registered mutual fund, represent the performance of the Adviser's similarly managed predecessor common trust fund. The Adviser used substantially the same management strategies to manage the Portfolio as it used to manage the common trust fund. This past performance has been adjusted to reflect current expenses for the Institutional Shares of the Portfolio. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Portfolio. If it had been, the common trust fund's performance might have been lower.



     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Portfolio's Institutional Shares as of the calendar year-ended December 31, 2003.

     The `y' axis reflects the "% Total Return" beginning with "-4.00%" and increasing in increments of 2.00% up to 14.00%.

     The `x' axis represents calculation periods for the last ten calendar years of the Portfolio's Institutional Shares beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Portfolio's Institutional Shares for the calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2003, The percentages noted are: -3.06%, 12.09%, 3.24%, 6.20%, 5.10%,
-0.43%, 7.77%, 5.12%, 7.55% and 3.38%, respectively.



     The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns would have been lower.



     The Portfolio's Institutional Shares total return for the six month period from January 1, 2004 through June 30, 2004 was (0.06)%.

     Within the period shown in the bar chart, the Portfolio's Institutional Shares highest quarterly return was 4.56% (quarter ended March 31, 1995). Its lowest quarterly return was (3.82%) (quarter ended March 31, 1994).

Average Annual Total Return Table

     The Average Annual Total Returns for the Portfolio's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Portfolio's
Institutional Shares to illustrate the effect of federal taxes on Portfolio returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-12 Year Municipal Bond Index ("ML1-12MB"), a broad-based market index. The ML1-12MB is a widely-recognized, broad-based measure of the performance of the U.S. tax exempt bond market for securities with maturities of one to twelve years. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Portfolio's performance. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

(For the periods ended December 31, 2003)

-----------------------------------------------------------------------------
                                             1 Year     5 Years    10 Years
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Shares1:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Return Before Taxes                           3.38%      4.63%      4.62%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Return After Taxes on Distributions2          3.37%      4.59%      4.59%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Return After Taxes on Distributions           3.68%      4.58%      4.62%
and Sale of Fund Shares2
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Return Before Taxes                          (1.53)%     3.43%      3.88%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ML1-12MB                                      4.81%      5.95%      5.85%
-----------------------------------------------------------------------------

1 The Portfolio's returns in this table only reflect the periods after the Portfolio began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class A Shares will differ from those shown above for Institutional Shares. After-tax returns are not relevant to investors holding Shares through a tax-deferred program, such as IRA or 401(k) plans.

Investment Advisers

     The Board of Trustees governs the Golden Oak(R) Trust. The Board selects and oversees the adviser, CB Capital Management, Inc. ("CBCM"), a subsidiary of Citizens Bank, whose parent company is Citizens Banking Corporation. CBCM manages the Portfolio's assets, including buying and selling portfolio securities. CBCM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The address of CBCM is 328 S. Saginaw Street, Flint, MI 48502.

     The Adviser or its affiliates have advised the Golden Oak(R) Trust or its predecessor trust since its inception in 1997, and as of January 31, 2004, provided investment advice for assets of over $2.2 billion, including the Portfolio.


     The Board of Trustees governs the Federated Fund. The Board selects and oversees the adviser, Federated Investment Management Company ("FIMC"), a subsidiary of Federated Investors, Inc. ("Federated"), which manages the Fund's assets, including buying and selling portfolio securities. FIMC is registered as an investment adviser under the Advisers Act. The address of FIMC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


          FIMC and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.


Portfolio Managers

Federated Michigan Intermediate Municipal Trust

     Lee R. Cunningham II has been a Portfolio Manager of the Fund since May 1998. Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998 and became a Vice President of the Fund's Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in Finance and Operations from the University of Pittsburgh.



     J. Scott Albrecht has been a Portfolio Manager since March 1995. He is Vice President of the Federated Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.



Golden Oak(R) Michigan Tax Free Bond Fund

     James A. Nawrocki serves as Vice President and Trust Officer of CB Wealth Management, NA. Mr. Nawrocki assumed sole responsibility for management of the Portfolio in October 2002, and prior thereto he was part of the management team of the Portfolio and its corresponding Former Portfolio. From June 1998 to October 1999, Mr. Nawrocki served as a financial consultant at First of Michigan Corporation. For the 12 years prior to June 1998, Mr. Nawrocki managed fixed income portfolios for The Dow Chemical Company including defined benefit and defined contribution pension plan portfolios as well as domestic and off-shore P&C insurance company assets.

Advisory Fees and Other Expenses


     The annual advisory fee for the Fund is 0.40% of the Fund's average daily net assets. The investment adviser to the Fund, FIMC, may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the Fund. This voluntary waiver or reimbursement may be terminated by FIMC at any time in its sole discretion. The maximum annual advisory fee for the Portfolio is 0.50% of the Portfolio's average daily net assets. The Portfolio's investment adviser, CBCM, may similarly voluntarily choose to waive a portion of its advisory fee or reimburse the Portfolio for certain expenses and may likewise terminate such waiver or reimbursement at any time in its sole discretion.

     Federated Services Company, an affiliate of FIMC, serves as administrator to the Fund and the Portfolio and provides certain administrative personnel and services as necessary. Additionally, CBCM serves as sub-administrator to the Portfolio and also provides certain administrative personnel and services.
Federated Services Company and CBCM provide these services, at an annual rate based upon the average aggregate daily net assets of all funds advised by FIMC or CBCM. In each case, the rate charged by Federated Services Company is based on a scale that ranges from 0.150% to 0.075% for the Fund and 0.125% to 0.075% for the Portfolio. As sub-administrator to the Portfolio, CBCM fees are based on a scale that ranges from 0.0475% to 0.0975%. The combined administrative services and sub-administrative services fee rate paid by the Portfolio is ..1725% of the average aggregate net assets of the Portfolio. Federated Services Company's minimum annual administrative fee with respect to the Fund is $150,000 per portfolio, while the minimum administrative fee, with respect to the Portfolio is $50,000 per portfolio and $10,000 on any newly created class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee. The administrative fee expense charged by Federated Services Company for the Fund's fiscal year ended August 31, 2003 was $125,000, or 0.086% of average daily net assets. The administrative fee expense charged by Federated
Services Company for the Portfolio's fiscal year ended January 31, 2004 was $75,864, or 0.118% of average daily net assets. The administrative fee expense charged by the sub-administrator for the Portfolio's fiscal year ended January 31, 2004 was $34,808, or 0.054% of average daily net assets. The combined administrative services fee and sub-administrative services fee paid by the Portfolio for its fiscal year ended January 31, 2004 was $110,672.


     The Fund has entered into a Shareholder Services Agreement under which it may make payments of up to 0.25% of the average daily net asset value of the Fund to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of FIMC, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Fund and FSSC. The Portfolio does not make payments to obtain similar shareholder services.

     Federated Securities Corp. ("FSC"), an affiliate of FIMC, is the principal distributor for Shares of the Fund and the Portfolio. The Class A Shares of the Portfolio have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which Class A Shares of the Portfolio may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Class A Shares to finance any activity which is principally intended to result in the sale of Class A Shares subject to the Distribution Plan. The Institutional Shares have not adopted a Distribution Plan. The Fund does not have a Rule 12b-1 plan in effect and, accordingly, does not, nor does FSC, compensate brokers and dealers for sales and administrative services performed in connection with sales of Shares of the Fund pursuant to a plan of distribution adopted pursuant to Rule 12b-1.

     FSC and FSSC, from their own assets, may pay financial institutions supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to the Fund or the Portfolio. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by FSC may be reimbursed by FIMC or its affiliates.

     The total annual operating expenses (after waivers) for Shares of the Portfolio were 0.90% for Class A Shares and 0.65% for Institutional Shares for the fiscal year ended January 31, 2004. Without such waivers, the expense ratio of the Portfolio would have been 1.14% of average daily net assets for Class A Shares and 0.89% for Institutional Shares. The total annual operating expenses for the Fund for the fiscal year ended August 31, 2003, were 0.50% after waivers. Without such waivers, the expense ratio of the Fund was 0.86% of average daily net assets for the fiscal year ended August 31, 2003.

Purchase, Exchange and Redemption Procedures

     The transfer agent and dividend-disbursing agent for the Fund and the Portfolio are State Street Bank and Trust Company and Boston Financial Data Systems, Inc., respectively. As described below, procedures for the purchase, exchange and redemption of the Fund's Shares differ slightly from procedures applicable to the purchase, exchange and redemption of the Portfolio's Class A Shares and Institutional Shares. Reference is made to the Prospectus of the Fund dated October 31, 2003, and the Prospectus of the Portfolio dated March 31, 2004, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the Fund's Shares and the Portfolio's Class A Shares and Institutional Shares, respectively, each of which is incorporated herein by reference thereto.

     Purchases of Shares of the Fund may be made through an investment professional or directly from the Fund. Purchases of Shares of the Portfolio may be made through the Portfolio by calling 1-800-545-6331, or through certain broker/dealers and other institutions. The minimum initial and subsequent investments in the Fund are $1,500 and $100, respectively. The minimum initial investment in the Portfolio's Class A Shares and Institutional Shares is $1,000 and $1,000,000, respectively. The minimum subsequent investment for Class A Shares of the Portfolio is $50. There is no minimum subsequent investment amount for Institutional Shares of the Portfolio. The Fund and the Portfolio each reserve the right to reject any purchase request.


     The purchase price of the Portfolio's Class A Shares and Institutional Shares is based on net asset value. The Portfolio's Institutional Shares are not subject to front-end sales charges or contingent deferred sales charges ("CDSCs"). The Portfolio's Class A Shares are subject to a maximum front-end sales charge of 4.50%. The Fund's Shares are subject to a maximum front-end sales charge of 3.00%. In addition, the Fund's Shares are subject to a CDSC of 0.75% of the redemption amount when the Shares are redeemed up to 24 months after purchase under a program where an investment professional received an advance payment on the transaction. Shareholders of the Portfolio will not be charged front-end sales charges or a CDSC in connection with the Reorganization. With respect to future purchases of Shares of the Fund, current shareholders of the Institutional Shares of the Portfolio, as well as current shareholders of Class A Shares of the Portfolio who purchase their Shares directly from the Portfolio, will not be subject to a front-end sales charge. Current shareholders of Class A Shares of the Portfolio who purchase Shares through a broker/dealer, however, may be subject to a front-end sales charge on future purchases of Shares of the Fund. The net asset value per share ("NAV") for the Fund and Portfolio is calculated at the close of regular trading (normally 4:00 p.m., Eastern time) each day the New York Stock Exchange, Inc. (the "NYSE") is open for business. Purchase orders for Shares of the Fund received from an investment professional and authorized brokers and dealers before 4:00 p.m. (Eastern time) will receive the next calculated NAV if the Fund receives payment within three business days. Purchase orders submitted directly to the Fund are priced at the next calculated NAV after payment is received by the Fund. Shares of the Portfolio can be purchased directly from the Portfolio by calling 1-800-545-6331 or through accounts with brokers and other institutions that are authorized to place trades in Portfolio Shares for their customers. Purchase orders for Portfolio Shares are priced at the next calculated NAV after the purchase order is received by the Portfolio.


     Redemptions of the Fund's Shares may be made through an investment professional, by telephone or by mailing a written request, or through the Fund's systematic withdrawal program. Redemptions of the Portfolio's Class A
Shares may be made through an investment professional or directly from the Golden Oak(R) Trust if you purchased directly from the Golden Oak(R) Trust. Shareholders of the Portfolio's Institutional Shares may redeem Shares by following the procedures established when they opened their account. Redemption requests received by the Portfolio are executed at net asset value next determined after the request is received. Redemption requests received by the Fund are also executed at net asset value next determined after the request is received.

     Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, exchanges or redemptions of the Fund's Shares or the Portfolio's Class A Shares or Institutional Shares may be obtained by calling: 1-800-341-7400 or 1-800-545-6331, respectively.

                      INFORMATION ABOUT THE REORGANIZATION

Description of the Plan of Reorganization


     The following summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization (the "Plan") found in Exhibit A. The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about September 28, 2004. The Plan provides that all of the assets of the Portfolio will be transferred to the Fund at the closing on the Closing Date of the Reorganization. In exchange for the transfer of these assets, the Fund will simultaneously issue at the closing on the Closing Date of the Reorganization a number of full and fractional Shares of the Fund to Shareholders of Class A Shares and Institutional Shares of the Portfolio equal in value to the aggregate net asset value of the Portfolio calculated before the closing on the Closing Date of the Reorganization.


     Following the transfer of assets in exchange for Shares of the Fund, the Portfolio will distribute all the Shares of the Fund pro rata to its shareholders of record in complete liquidation. Shareholders of the Portfolio owning Shares at the closing on the Closing Date of the Reorganization will receive a number of Shares of the Fund with the same aggregate value as the shareholder had in the Portfolio immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Portfolio's shareholders on the share records of the Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional Shares of the Fund due to the shareholders of the Portfolio. The Portfolio will then be terminated. The Fund does not issue share certificates to shareholders. Shares of the Fund to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such Shares by the Portfolio's shareholders.

     The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization with respect to the Portfolio and the Fund is conditioned upon, among other things: (i) approval of the Reorganization by the Portfolio's shareholders; and (ii) the receipt by the Golden Oak(R) Trust and the Federated Trust of an opinion to the effect that the Reorganization will be tax-free to the Portfolio, its shareholders and the Fund. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of Trustees of the Golden Oak(R) Trust or the Federated Trust determines that the Reorganization is not in the best interest of the shareholders of the Portfolio or the Fund, respectively.

     Costs of Reorganization. The expenses of the Reorganization will be paid by FIMC and CBCM or their respective affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees;
(e) legal fees incurred by the Fund and the Portfolio; (f) solicitation costs; and (g) other related administrative or operational costs.



Description of the Fund's Shares and Capitalization

     Shares of the Fund to be issued to shareholders of the Portfolio under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Fund provided herewith for additional information about Shares of the Fund.

     The following table shows the capitalization of the Fund and the Portfolio as of July 12, 2004, and on a pro forma basis as of that date:


--------------------------- ----------------- ------------------ ---------------- ------------------
                              Golden Oak(R)        Golden Oak(R)     Federated Fund    Federated Fund
                               Portfolio          Portfolio                            Pro Forma
                             Class A Shares     Institutional                          Combined
                                                   Shares
--------------------------- ----------------- ------------------ ---------------- ------------------
--------------------------- ----------------- ------------------ ---------------- ------------------
Net Assets                      $593,535         $58,895,966      $162,925,286      $222,414,787
--------------------------- ----------------- ------------------ ---------------- ------------------
--------------------------- ----------------- ------------------ ---------------- ------------------
Net Asset Value Per Share        $10.12            $10.12            $11.25            $11.25
--------------------------- ----------------- ------------------ ---------------- ------------------
--------------------------- ----------------- ------------------ ---------------- ------------------
Shares Outstanding               58,635           5,818,280        14,480,953        19,768,909
--------------------------- ----------------- ------------------ ---------------- ------------------
--------------------------- ----------------- ------------------ ---------------- ------------------
Total Assets (at fund         $59,582,390        $59,582,390      $163,138,656      $222,721,046
level)
--------------------------- ----------------- ------------------ ---------------- ------------------




Federal Income Tax Consequences

     As a condition to the Reorganization, the Golden Oak(R) Trust and the Federated Trust will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the Portfolio and the Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the Fund upon its receipt of the Portfolio's assets in exchange for Fund Shares;

o no gain or loss will be recognized by the Portfolio upon transfer of its assets to the Fund in exchange for Fund Shares or upon the distribution of Fund Shares to the Portfolio's shareholders in exchange for their Portfolio Shares;

o no gain or loss will be recognized by shareholders of the Portfolio upon exchange of their Portfolio Shares for Fund Shares;

o the tax basis of the assets of the Portfolio acquired by the Fund will be the same as the tax basis of such assets to the Portfolio immediately prior to the Reorganization;

o the aggregate tax basis of Shares of the Fund received by each shareholder of the Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Shares of the Portfolio held by such shareholder immediately prior to the Reorganization;

o the holding period of the Portfolio's assets in the hands of the Fund will include the period during which those assets were held by the Portfolio; and

o the holding period of the Fund's Shares received by each shareholder of the Portfolio pursuant to the Plan will include the period during which the Portfolio Shares exchanged therefor were held by such shareholder, provided the Portfolio Shares were held as capital assets on the date of the Reorganization.

     The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Fund, the Portfolio or the Portfolio's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of the Portfolio should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

     Before the Reorganization, the Portfolio may distribute ordinary income and realized capital gains, if any, to shareholders.

     As of January 31, 2004 and August 31, 2003, the Portfolio and the Fund had unutilized capital loss carryovers of $108,406 and $901,863, respectively. The final amount of unutilized capital loss carryovers for each fund is subject to change and will not be determined until the time of the Reorganization.

     As of January 31, 2004 and August 31, 2003,  the Portfolio and the Fund had
tax  basis   appreciation  or   (depreciation)  of  $4,172,524  and  $6,492,430,
respectively.


     After and as a result of the Reorganization, the ability of the Fund to use the Portfolio's capital loss carryovers may be limited under Section 382 of the Code.

     The Reorganization will not require the Portfolio to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Fund, nor will the Reorganization require the Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations of the Fund.

Agreement Among CBCM, Citizens Bank and Federated Investors, Inc.

     CBCM, Citizens Bank and Federated have entered into an agreement regarding the sharing of the expenses of the Reorganization. Also in connection with the Reorganization, it is expected that Citizens Bank or one of its subsidiaries will enter into an agreement with subsidiaries of Federated pursuant to which Citizens Bank or one of its subsidiaries would be entitled to receive servicing and/or account administration fees on shareholder accounts in certain Federated mutual funds for which Citizens Bank or one of its subsidiaries provides services. For more information with respect to applicable arrangements for the payment of servicing and/or account administration fees, see "Comparative Fee Tables" and "Advisory and Other Fees" herein.

Reasons for the Reorganization

     The long-term viability of the Portfolio, together with six other portfolios comprising the Golden Oak(R) Trust, has, in the opinion of CBCM, become questionable, particularly in light of the level of assets in the Portfolio and the decline in such assets in the recent past, as well as increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission. Both the fund and the Portfolio have similar investment objectives, and the combination of the two funds would provide the Portfolio shareholders with the benefit of higher fund asset levels and lower fund expenses. Accordingly, CBCM has over the past several months actively pursued alternatives which would allow shareholders to continue their original investment objectives through a tax-free combination of their Golden Oak(R) portfolio with a comparable portfolio of another fund group(s). After extensive discussions between representatives of CBCM and Federated, CBCM determined to recommend to the Board of Golden Oak(R) Trust and the Federated Trust to consider and approve the Reorganization as being in the best interest of Shareholders. CBCM also determined to recommend to the Board of the Golden Oak(R) Trust (and the Board of the Golden Oak(R) Board approved) the tax-free reorganization of the six other portfolios comprising Golden Oak(R) Trust into comparable portfolios of the Goldman Sachs Trust. Goldman Sachs Trust is not affiliated with the Federated Trust.

     The Board of Trustees met on July 19, 2004 and August 18, 2004 to receive information concerning the Portfolio, to review this information and to consider the terms of the proposed Reorganization. After consultation with legal counsel, the Board of Trustees, including the trustees who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Plan and recommended its approval by the shareholders of the Portfolio. In approving the Reorganization, the Board of Trustees determined that participation in the Reorganization is in the best interests of the Portfolio and that the interests of the shareholders of the Portfolio would not be diluted as a result of the Reorganization. In approving the Plan, the Board of Trustees considered a number of factors, including the following:

-    expected expense reduction for the Portfolio

- the satisfactory nature of the capabilities, practices and resources of FIMC and the other service providers used by the Fund

- the investment advisory and other fees paid by the Fund, and the historical and projected expense ratios of the Fund as compared with those of the Portfolio

- the investment objectives, policies and limitations of the Fund and their relative compatibility with those of the Portfolio

- the historical investment performance records of the Portfolio and the Fund, relative to each other

-    the larger asset base of the Fund relative to the Portfolio - the terms and
     conditions  of  the  Plan  -  the  anticipated  tax   consequences  of  the
     Reorganization for the Portfolio and its shareholders

- the advice and recommendation of CBCM, including its opinion that the Reorganization would be in the best interest of Portfolio shareholders because of the relatively low level of assets in the Portfolio and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission.

-    the fact that CBCM,  Citizens Bank and Federated  Investors,  Inc.  entered
     into  an   agreement   regarding   the  sharing  of  the  expenses  of  the
     Reorganization

-    the   viability  of  the   Portfolio   absent   approval  of  the  proposed
     Reorganization, including alternatives to the Reorganization such as combining with different funds and liquidating the Portfolio


    BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF
                 THE PORTFOLIO FUND APPROVE THE REORGANIZATION.

Comparative Information on Shareholder Rights and Obligations

GOLDEN OAK(R) TRUST

     GENERAL. Golden Oak(R) Trust is an open-end management investment company established as a Delaware statutory trust pursuant to a Declaration of Trust ("Trust Instrument") dated May 13, 2002. Golden Oak(R) Trust is also governed by its By-Laws and applicable Delaware law.

     SHARES. Golden Oak(R) Trust is authorized to issue an unlimited number of Shares of beneficial interest, without par value, from an unlimited number of series of Shares. Currently, Golden Oak(R) Trust consists of seven investment series offering two classes of Shares: Class A Shares and Institutional Shares. The two classes differ with respect to minimum investment requirements, applicable sales charges, distribution fees and shareholder servicing costs, as set forth in the Prospectuses for the Golden Oak(R) Trust. The Shares of the Golden Oak(R) Trust have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

     VOTING RIGHTS. On any matter submitted to a vote of shareholders, all Shares entitled to vote are voted by individual series or class, except that:
(i) when so required by the 1940 Act, then Shares are voted in the aggregate and not by individual series or class; and (ii) when the Trustees of the Golden Oak(R) Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

     SHAREHOLDER MEETINGS. The Golden Oak(R) Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the Trustees.

     ELECTION AND TERM OF TRUSTEE. The Golden Oak(R) Trust's affairs are supervised by the Trustees under the laws governing statutory trusts in the State of Delaware. Subject to 1940 Act requirements, Trustees may be elected by shareholders or appointed by the Board. Under the Golden Oak(R) Trust's Trust Instrument, Trustees hold office until their successors are duly elected and qualified, or until their death, removal or resignation. A Trustee may be removed at any time by action of two-thirds of the then Trustees at a duly constituted meeting.

     SHAREHOLDER LIABILITY. Pursuant to Delaware law and the Golden Oak(R) Trust's Trust Instrument, shareholders of the Golden Oak(R) Trust generally are not personally liable for the acts, omissions or obligations of the Trustees or the Golden Oak(R) Trust.

     TRUSTEE LIABILITY. Pursuant to Delaware law and the Golden Oak(R) Trust's Trust Instrument, Trustees are not personally liable to any person other than the Golden Oak(R) Trust and the shareholders for any act, omission or obligation of the Golden Oak(R) Trust or another Trustee. Pursuant to the Golden Oak(R) Trust's Trust Instrument, Trustees are not personally liable for any act or omission he or she takes while acting as a Trustee or for any act or omission of any other person or party, except that Trustees are not protected against liability to the Golden Oak(R) Trust or to shareholders resulting from his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a Trustee. The Golden Oak(R) Trust generally indemnifies Trustees against all liabilities and expenses incurred by reason of being a Trustee, except for liabilities and expenses arising from the Trustee's willful misfeasance, gross negligence or reckless disregard of his or her duties as a Trustee.

FEDERATED TRUST

     GENERAL. Federated Trust is an open-end management investment company established as a Massachusetts business trust pursuant to a Trust Instrument dated August 6, 1990. The Federated Trust is also governed by its By-Laws and applicable Massachusetts law.

     SHARES. Federated Trust is authorized to issue an unlimited number of Shares of beneficial interest, without par value, from an unlimited number of series of Shares. Currently, the Federated Trust consists of six separate investment series offering up to three classes of Shares: Class A Shares, Class B Shares and Class F Shares. The three classes differ with respect to sales charges, minimum investment requirements, distribution fees and shareholder serving costs. Currently, the Fund offers only a single, undesignated class of Shares.

     VOTING RIGHTS. On any matter submitted to a vote of shareholders, all Shares entitled to vote are voted in the aggregate, except that: (i) when so required by the 1940 Act, then Shares are voted by individual series; and (ii) when the matter only affects the interests of one or more series or class, then only shareholders of such series or class are entitled to vote.

     SHAREHOLDER MEETINGS. The Federated Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the Trustees or by shareholders holding at least 10% of the Shares then outstanding.

     ELECTION AND TERM OF TRUSTEES. The Federated Trust's affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Subject to 1940 Act requirements, Trustees may be elected by shareholders or appointed by the Board. Trustees hold office until their successors are duly elected and qualified, or until their death, resignation, retirement, removal or mental or physical incapacity. A Trustee may be removed at any time by written instrument signed by at least two-thirds of the Trustees then in office or by a vote of shareholders holding two-thirds of the outstanding Shares.

     SHAREHOLDER LIABILITY. Under Massachusetts law, shareholders of the Federated Trust may under certain circumstances be held personally liable for the obligations of the Trust. The Federated Trust's Trust Instrument provides for indemnification out of the Fund's property of any shareholders held personally liable for the obligations of the Fund.

     TRUSTEE LIABILITY. The Trustees generally are not personally liable for any obligation of the Federated Trust. The Federated Trust will indemnify its Trustees against all liabilities and expenses, except for those arising from the Trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

     THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE GOLDEN OAK(R) TRUST AND FEDERATED TRUST UNDER THEIR RESPECTIVE GOVERNING CHARTER DOCUMENTS, BY-LAWS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF
PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                  INFORMATION ABOUT THE FUND AND THE PORTFOLIO

     Information about the Portfolio is included in the Prospectus and Statement of Additional Information for the Portfolio dated March 31, 2004, each of which is incorporated herein by reference. Information about the Fund is included in the Prospectus for the Fund dated October 31, 2003, a copy of which accompanies this Proxy Statement/Prospectus and is incorporated herein by reference, and in the Statement of Additional Information for the Fund dated October 31, 2003, which is incorporated herein by reference.

     The Federated Trust, on behalf of the Fund, and the Golden Oak(R) Trust, on behalf of the Portfolio, each is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, the proxy and information statements, and other information filed by the Federated Trust, on behalf of the Fund, can be obtained by calling or writing the Federated Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington DC 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

              About the Proxy Solicitation and the Special Meeting

     Proxies are being solicited by the Board of the Golden Oak(R) Trust, on behalf of the Portfolio. The proxies will be voted at the special meeting of shareholders of the Portfolio to be held on September 28, 2004 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7001, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FIMC and/or CBCM, or their respective affiliates. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of FIMC, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FIMC may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of Shares held of record by such persons.



     The purpose of the Special Meeting is set forth in the accompanying Notice. The Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about August 27, 2004, to shareholders of record at the close of business on August 16, 2004 (the "Record Date").



     The Portfolio's annual report to shareholders, which includes audited financial statements of the Portfolio for its fiscal year ended January 31, 2004, was previously mailed to shareholders. The semi-annual report and annual report for the Fund, which contain unaudited financial statements for the period ended February 29, 2004 and audited financial statements for the fiscal year ended August 31, 2003, respectively, were also previously mailed to Fund shareholders. The Fund and the Portfolio will each promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of its annual report and/or semi-annual report. Requests for annual reports or semi-annual reports for the Fund and the Portfolio may be made by writing to the Federated Trust's and the Golden Oak(R) Trust's principal executive offices or by calling the Federated Trust or the Golden Oak(R) Trust. The principal executive offices for both the Fund and the Portfolio are located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237. The Federated Trust's toll-free telephone number is 1-800-341-7400 and the Golden Oak(R) Trust's toll-free telephone number is 1-800-545-6331.

Proxies, Quorum and Voting at the Special Meeting

     Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Portfolio is entitled to one vote. Fractional Shares are entitled to proportionate Shares of one vote. The votes of shareholders of the Fund are not being solicited since their approval is not required in order to effect the Reorganization.

     Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Portfolio. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the Shares represented thereby in favor of the matter set forth in the attached Notice.

     In order to hold the Special Meeting with respect to the Portfolio, a "quorum" of shareholders of that Portfolio must be present. Holders of greater than thirty-three and one-third percent (33 1/3%) of the total number of outstanding Shares of the Portfolio, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal.



     Shareholder approval with respect to the proposal requires the affirmative vote of "a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940. This vote requires the lesser of (A) 67% or more of the voting securities of the Portfolio present at the meeting, if the shareholders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of the Portfolio. The failure of any one or more of the seven Golden Oak(R) portfolios (including the Portfolio) to consummate the transactions contemplated in the Plan, or in the agreement and plan of reorganization between the Golden Oak(R) Trust and the Goldman Sachs Trust, will not affect the consummation of the reorganization with respect to the remaining Golden Oak(R) portfolios.



     For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote Shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as Shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

     If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the Shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Proxy Statement and Prospectus prior to any such adjournment if sufficient votes have been received for approval.

Share Ownership of the Portfolio and the Fund

     Officers and Trustees of the Golden Oak(R) Trust own less than 1% of the Portfolio's outstanding Shares. At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Shares of the Class A Shares of the Portfolio:


     Pershing LLC, Jersey City, NJ, owned approximately 25,354 Shares (44.51%); Robert B. Mackey Trust, Grand Blanc, MI, owned approximately 23,097 Shares (40.54%); and Dana A. Czmer Trust, Flushing, MI, owned approximately 3,217 Shares (5.65%).


     At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Shares of the Institutional Shares of the Portfolio:

SEI Trust Company, Oaks, PA, owned approximately 5,563,330 Shares (95.95%)

     Officers and Trustees of the Federated Trust own less than 1% of the Fund's outstanding Shares. At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding Shares of the Fund:



     Carey & Co., Columbus, OH, owned approximately 1,870,057 Shares (53.90%); Bay & Company, Traverse City, MI, owned approximately 402,147 Shares (11.59%); NFSC FEBO, Bloomfield, MI, owned approximately 1,176,401 Shares (10.66%); Edward Jones & Co., Maryland Heights, MO, owned approximately 991,178 Shares (8.99%); Chembaco, Midland, MI, owned approximately 285,205 Shares (8.22%); First Trust, Escanaba, MI, owned approximately 264,850 Shares (7.63%); Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 793,230 Shares (7.19%); LaSalle Bank NA, Chicago, IL, owned approximately 767,882 Shares (6.96%); and MLPF&S, Jacksonville, FL, owned approximately 715,574 Shares (6.49%).



Interests of Certain Persons

     The Fund is managed by FIMC. FIMC is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Federated Trust.

          OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

     The Portfolio is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to the Golden Oak(R) Trust, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, so that they are received within a reasonable time before any such meeting.

     No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Portfolio.

-------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.
-------------------------------------------------------------------------------

                        By Order of the Board of Trustees,





                        John W. McGonigle
                        Secretary



August 18, 2004







                                                                         Annex A

                        SUMMARY OF INVESTMENT LIMIATIONS

The following chart contains a summary of the fundamental and non-fundamental investment limitations of the Fund and the Portfolio. A policy that is fundamental may not be changed without shareholder approval.

-------------------------------------------------------------------------------------------------
                             INVESTMENT LIMITATIONS
-------------------------------------------------------------------------------------------------
------------------------------------------------- -----------------------------------------------
                    THE FUND                                      THE PORTFOLIO
------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------


Borrowing Money and Issuing Senior Securities     Borrowing Money and Issuing Senior Securities
(fundamental)                                     (fundamental)

The Fund may borrow money, directly or The Portfolio may not borrow money except for indirectly, and issue senior securities to the temporary or emergency purposes and then only maximum extent permitted under the Investment in an amount not exceeding one-third of the Company Act of 1940 (1940 Act). value of total assets. Any borrowing will be done from a bank and to the
                                                  extent that such borrowing
                                                  exceeds 5% of the value of the
                                                  Portfolio's assets, asset
                                                  coverage of at least 300% is
                                                  required. All borrowings in
                                                  excess of 5% of a Portfolio's
                                                  total assets will be repaid
                                                  before making additional
                                                  investments and any interest
                                                  paid on such borrowings will
                                                  reduce income. The Portfolio
                                                  may not issue senior
                                                  securities (as defined in the
                                                  1940 Act), except in
                                                  connection with permitted
                                                  borrowings as described above
                                                  or as permitted by rule,
                                                  regulation or order of the
                                                  Securities and Exchange
                                                  Commission.


------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------
The Fund has no corresponding limitation.         Investing in Companies for the Purpose of
                                                  Exercising Control (fundamental)

                                                  The Portfolio may not invest
                                                  in companies for the purpose
                                                  of exercising control.
------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------
Investing in Real Estate (fundamental)            Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, The Portfolio may not purchase or sell real provided that this restriction does not prevent estate, real estate limited partnership the Fund from investing in issuers which interests, commodities or commodities invest, deal, or otherwise engage in contracts.
However, subject to their transactions in real estate or interests permitted investments, any Portfolio may therein, or investing in securities that are invest in companies that invest in real secured by real estate or interests therein. estate commodities or commodities contracts
                                                  and may invest in financial
                                                  futures contracts and related
                                                  options.
------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------
Investing in Commodities (fundamental) The Portfolio has no corresponding limitation.

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------
Underwriting (fundamental)                        Underwriting (fundamental)

The Fund may not underwrite the securities of The Portfolio may not act as an underwriter other issuers, except that the Fund may engage of securities of other issuers except as it in transactions involving the acquisition, may be deemed an underwriter under federal disposition or resale of its portfolio securities laws in selling a portfolio securities, under circumstances where it may be security.
considered to be an underwriter under the
Securities Act of 1933.
------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------
Lending Cash or Securities (fundamental)          Lending Cash or Securities (fundamental)

The Fund may not make loans, provided that this The Portfolio may not make loans, except that restriction does not prevent the Fund from a Portfolio may
(i) purchase or hold debt purchasing debt obligations, entering into instruments in accordance with its investment repurchase agreements, lending its assets to objective and policies; (ii) enter into broker/dealers or institutional investors and repurchase agreements; and (iii) engage in investing in loans, including assignments and securities lending. participation interests.
------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------
Concentration of Investments (fundamental)        Concentration of Investments (fundamental)

The Fund will not make investments that will      The Portfolio may not purchase any securities
result in the concentration of its investments    which would cause more than 25% of the total
in the securities of issuers primarily engaged    assets of the Portfolio to be invested in the
in the same industry. Government securities,      securities of one or more issuers conducting
municipal securities and bank instruments will    their principal business activities in the
not be deemed to constitute an industry.          same industry.
------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------
Pledging Assets (non-fundamental)                 Pledging Assets (fundamental)

The Fund will not mortgage, pledge, or The Portfolio may not pledge, mortgage or hypothecate any of its assets, provided that hypothecate assets except to secure permitted this shall not apply to the transfer of temporary borrowings in aggregate amounts not securities in connection with any permissible to exceed
10% of total assets taken at borrowing or to collateral arrangements in current value at the time of the incurrence connection with permissible activities. of such loan, except as permitted with
                                                  respect to securities lending.
------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------


                                                  Buying on Margin (non-fundamental)

Buying on Margin (non-fundamental)                The Portfolio may not purchase securities on
                                                  margin, except that the Trust may obtain
The Fund may not purchase securities on margin,   short-term credits as necessary for the
provided that the Fund may obtain short-term      clearance of security transactions.
credits necessary for the clearance of
purchases and sales of securities, and further
provided that the Fund may make margin deposits
in connection with its use of financial options
and futures, forward and spot currency
contracts, swap transactions and other
financial contracts or derivative instruments.
------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------
Investing in Illiquid Securities                  Investing in Illiquid Securities
(non-fundamental)                                 (non-fundamental)

The Fund may not purchase securities for which    The Portfolio may not invest in illiquid
there is no readily available market, or enter    securities in an amount exceeding, in the
into repurchase agreements or purchase time       aggregate, 15% of its net assets.
deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
------------------------------------------------- -----------------------------------------------
------------------------------------------------- -----------------------------------------------
The Fund has no corresponding limitation.         Investing in Oil and Mineral Interests
                                                  (non-fundamental)

                                                  The Portfolio may not invest
                                                  in interests in oil, gas or
                                                  other mineral exploration or
                                                  development programs and oil,
                                                  gas or mineral leases.
------------------------------------------------- -----------------------------------------------





                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION



     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 18th day of August, 2004, by and between Federated Municipal Securities Income Trust, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Federated Trust"), with respect to Federated Michigan Intermediate Municipal Trust (the "Acquiring Fund"), a series of the Federated Trust, and the Golden Oak(R) Family of Funds, a Delaware statutory trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Golden Oak(R) Trust"), with respect to Golden Oak(R) Michigan Tax Free Bond Portfolio, a series of the Golden Oak(R) Trust ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").



     This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of the Acquiring Fund Shares to the holders of the Class A Shares and Institutional Shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, the Acquiring Fund and the Acquired Fund are a separate series of the Federated Trust and the Golden Oak(R) Trust, respectively, and the Federated Trust and the Golden Oak(R) Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Acquiring Fund and the Acquired Fund are each authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

     WHEREAS, the Trustees of the Golden Oak(R) Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

Article I

     TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
                  SHARES AND LIQUIDATION OF THE ACQUIRED FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of such class of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of Class A Shares and Institutional Shares of the Acquired Fund will receive Acquiring Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

     The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

     1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

     1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

     1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

Article II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust (the "Trust Instrument") and the Acquiring Fund's then current Prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust Instrument and the Acquiring Fund's then current Prospectus and Statement of Additional Information, or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of such class of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

Article III

                            CLOSING AND CLOSING DATE



     3.1 CLOSING DATE. The closing shall occur on or about September 28, 2004, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.


     3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

     3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

     3.4 TRANSFER AGENT'S CERTIFICATE. Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Federated Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

Article IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Golden Oak(R)Trust, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a) The Acquired Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

b) The Golden Oak(R) Trust is registered as an open-end management investment company under the 1940 Act, and the Golden Oak(R) Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current Prospectus and Statement of Additional Information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Golden Oak(R) Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Acquired Fund as of January 31, 2004, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Federated Trust on behalf of the Acquiring
     Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h) The unaudited financial statements of the Acquired Fund as of July 31, 2003, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Federated Trust on behalf of the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of July 31, 2003, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

i) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Federated Trust on behalf of the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

j) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown to be due on such returns and reports have been paid or provision shall have been made for the payment thereof. To the best of the Golden Oak(R) Trust's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

k) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund.
     Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

o) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Golden Oak(R)Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

p) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by the Golden Oak(R)Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Golden Oak(R) Trust, on behalf of the Acquired Fund, as follows:

a) The Acquiring Fund is a legally designated, separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

b) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)   The current  Prospectus  and  Statement of  Additional  Information  of the
     Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of August 31, 2003 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) The unaudited financial statements of the Acquiring Fund as of February 29, 2004, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown to be due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws
     relating  to  or  affecting   creditors'   rights  and  to  general  equity
     principles.

l) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

Article V

              COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

     5.2 APPROVAL OF SHAREHOLDERS. The Golden Oak(R) Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Golden Oak(R) Trust's Treasurer.

     5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The
Registration Statement on Form N-14 shall include a proxy statement of the Acquired Fund and a Prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

     5.8 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

Article VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

     6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants of the Acquiring Fund contained in this Agreement shall have been complied with in all material respects as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

Article VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

     7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of the Acquired Fund contained in this Agreement shall have been complied with in all material respects as of the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Golden Oak(R) Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Golden Oak(R) Trust.

Article VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                        ACQUIRING FUND AND ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Golden Oak(R) Trust's Trust Instrument and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

        8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

     Such opinion shall be based on customary assumptions and such representations as Dickstein Shapiro Morin & Oshinsky LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

Article IX

                                    EXPENSES

     9.1 Federated Investors, Inc., on behalf of the Acquiring Fund, and CB Capital Management, Inc., on behalf of the Acquired Fund, or their respective affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's, as the case may be, participation in the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Registration fees will be borne by the Federated Trust on an as-incurred basis.

Article X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Federated Trust, on behalf of the Acquiring Fund, and the Golden Oak(R) Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

     10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

Article XI

                                   TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Federated Trust and the Golden Oak(R) Trust. In addition, either the Federated Trust or the Golden Oak(R) Trust may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Golden Oak(R) Trust or the Federated Trust, respectively, and notice given to the other party hereto.


     The failure of one or more of the seven portfolios of the Golden Oak(R) Trust (including the Acquired Fund) to consummate the transactions contemplated in this Agreement, or in the agreement and plan of reorganization between the Golden Oak(R) Trust and the Goldman Sachs Trust, will not affect the consummation of the Reorganization with respect to the remaining portfolios of the Golden Oak(R) Trust, including the Acquired Fund.


     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Federated Trust, the Golden Oak(R) Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.

Article XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Golden Oak(R) Trust and the Federated Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph
5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

Article XIII

                      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of the Acquiring Fund shall not be binding upon any of the Federated Trust Trustees, shareholders, nominees, officers, agents or employees of the Federated Trust personally, but shall bind only the trust property of the Acquiring Fund as provided in the Trust Instrument of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust and signed by authorized officers of the Federated Trust acting as such. Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in the Federated Trust's Trust Instrument.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                      GOLDEN OAK(R) FAMILY OF FUNDS on
                      behalf of its portfolio, Golden
                      Oak(R) Michigan Tax Free Bond
                      Portfolio


                      ___________________________________





                      FEDERATED MUNICIPAL SECURITIES INCOME TRUST on behalf of its portfolio,
                      Federated Michigan Intermediate Municipal Trust





                      ____________________________________










                                                                       Exhibit B

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


                                 August 31, 2003


Federated Michigan Intermediate Municipal Trust

Market Environment

The last year saw considerable volatility in interest rates, although when all was said and done rates ended only slightly higher than where they started. According to Municipal Market Data,1 during the reporting period the 10-year AAA muni bond yield rose from 3.72% on August 31, 2002 to 3.95% on August 31, 2003. After trading in a range from September 2002 to May 2003, rates plunged to 40-year lows in June 2003 as the yield on 10-year AAA muni bonds fell to 2.85%. Then, with the cessation of major hostilities in Iraq, the Federal Reserve Board indicating no plans for further easing of interest rates, and indications that the economy was finally picking up, rates sharply rose for the remainder of the reporting period. Rising rates were accompanied by a steepening of the curve.

The past year also saw an enormous supply of new municipal bonds. Issuance in 2002 set a record at $352 billion. The pace continued this year during the reporting period.

Municipal credit quality deteriorated during the reporting period. Across the country, states and local governments saw their finances squeezed. Several years of a sluggish economy have reduced revenues while expenditures remained high. Many entities have drawn down reserves and tapped into one-time revenue sources to balance their budgets. Over the 12-month reporting period the ratings agencies downgraded or placed on negative outlook the ratings of more than half of the states.

The Michigan Market

The issuance of Michigan exempt debt increased by 13% for the 12-month reporting period ended August 31, 2003, compared with the prior 12 months. The demand for Michigan exempt bonds remained strong through the reporting period. Spreads on Michigan bonds widened slightly, from two to four basis points along the curve, during the reporting period.

The state addressed a $2 billion budget shortfall for fiscal year 2004, through a combination of spending cuts and revenue enhancements. The budget that was adopted called for replenishing the state's reserve funds which had been drawn down over the previous three years. Some of the state spending cuts have been passed to local entities in the form of reduced aid.

During the reporting period, the state's fiscal issues led to scrutiny of its ratings. Moody's placed Michigan's Aaa rating on negative outlook in 2001.
Responding to the budget and signs of an improving economy, Moody's removed Michigan from the watchlist and confirmed its Aaa rating in July 2003. In March 2003, Standard & Poor's revised the outlook on the state's AAA rating to negative.

Michigan has diversified its economy in recent years, but remained heavily dependent upon manufacturing, particularly automobiles, during the reporting period. Michigan's unemployment rate has generally been higher than the rest of the nation, reflecting this manufacturing dependence. Michigan's economy continued to lag during the reporting period.

Performance

The fund's total return over the 12-month reporting period was 3.58%,1 based on net asset value. Despite a volatile path, rates were not much removed from where they were a year ago. In such an environment, coupon income was a strong driver of total return, so the fund's strong income contributed to its return during the reporting period. Although the move in rates was small, rates ended the reporting period, were up so the fund's duration,2 which was slightly shorter than its benchmark, was also a positive contributor to performance.

The fund's best performing sectors were industrial development bonds, which tended to provide more yield; education, which benefited from spread tightening; and water & sewer. The fund also was fortunate to have several holdings prerefunded, which resulted in price appreciation. Lagging sectors were housing bonds, which were hurt by rising interest rates, and electric utilities.

During the reporting period the fund was a high-quality fund, with more than 80% of its holdings rated AAA or Aaa by Standard and Poor's or Moody's at the end of the reporting period. Less than 2% of the fund's holding rated below A- or A3 at the end of the reporting period.3

Strategy

The fund attempted to maximize tax exempt income within specific risk parameters. 4 Incremental return was provided to the portfolio by making relative value decisions involving credit spreads relationships to benchmarks, yield curve positioning, sector allocations, and appropriate bond structures (coupon and callability). In order to enhance the fund's income, the fund's strategy included selective purchases of single-A or triple-B rated securities to take advantage of wider spreads. At the same time the fund was positioned more defensively by keeping duration short to the benchmark and seeking premium coupons. The fund used interest rate swaps to help manage duration.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the reporting period based on offering price (i.e., less any applicable sales charge) was 0.45%. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations

3 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk. 4 Income may be subject to the federal alternative minimum tax.

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Michigan Intermediate Municipal Trust (the "Fund") from August 31, 1993 to August 31, 2003 compared to the Lehman Brothers 7-Year General Obligation Municipal Bond Index (LB7GO) and the Lehman Brothers Municipal Bond Index (LBMB).2

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Federated Michigan Intermediate Municipal Trust (the "Fund") is represented by a solid line. The Lehman Brothers 7-Year General Obligation Municipal Bond Index ("LB7GO") is represented by a dotted line and the Lehman Brothers Municipal Bond Index ("LBMB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, the LB7GO and the LBMB. The "x" axis reflects computation periods from 8/31/93 to 8/31/03. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, as compared to the LB7GO and the LBMB. The ending values were $15,895, $17,383 and $17,645, respectively.

Average Annual Total Returns for the Periods Ended 8/31/2003

------------------------------ -------------------------
           1 Year                       0.45%
------------------------------ -------------------------
------------------------------ -------------------------
           5 Years                      4.27%
------------------------------ -------------------------
------------------------------ -------------------------
          10 Years                      4.74%
------------------------------ -------------------------
------------------------------ -------------------------
    Start of Performance                5.73%
         (9/18/1991)
------------------------------ -------------------------


Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7GO and the LBMB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB7GO and the LBMB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indexes are unmanaged and it is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.



                   MANAGEMENT' DISCUSSION OF FUND PERFORMANCE



                                January 31, 2004



Golden Oak(R) Michigan Tax Free Bond Portfolio

For the 12 month period ended January 31, 2004, Institutional Shares of the Michigan Tax Free Bond Portfolio had a total return of 3.57% (Class IS Shares, at NAV) and 3.31% (Class A Shares, at NAV) as compared to the Merrill Lynch 1-12 Year Municipal Index (the "Index")1 6.03% total return.2 Our expectation was that a strong U.S. economic recovery would increase the risk of inflation and lead to higher interest rates. Therefore, the Portfolio's duration was positioned shorter than the Index.3 The Michigan Tax Free Bond Portfolio's performance should have been nearer to the Index as interest rates "see-sawed" their way up and down during the year before ending slightly higher at year-end. The rise in rates should have benefited the shorter duration Michigan Tax Free Bond Portfolio relative to the longer Index. However, the high demand and low supply of municipal bonds pushed prices of longer maturity munis higher, making them the best performer. Longer duration portfolios outperformed shorter portfolios at year-end. The Michigan Tax Free Bond Portfolio's duration remains shorter than the Index.

(1) The Merrill Lynch 1-12 year Municipal Index is an unmanaged index tracking municipal securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

(2) Performance quoted is based on NAV, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period based on offering price (i.e. less any applicable sales charge), for Class A Shares was (1.36)%.

(3) Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Golden Oak(R) Michigan Tax Free Bond Portfolio

Institutional Shares
Growth of a $10,000 Investment+

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak(R) Michigan Tax Free Bond Portfolio (Institutional Shares) (the "Fund") from January 31, 1994 to January 31, 2004 compared to the Merrill Lynch 1-12 Year Municipal Index (ML1-12MI),1,3 the Lehman Brothers 3-10 Year Municipal Index (LB3-10MBI)1,3 and the Lipper Michigan Municipal Debt Funds Average (LMMDFA).1,4

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding components of the line graph are listed underneath. The Institutional Shares of the Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Fund") is represented by a solid square line. The Merrill Lynch 1-12 Year Municipal Index ("ML1-12MI") is represented by a solid diamond line, the Lipper Michigan Municipal Debt Funds Average is represented by a solid triangle line and the Lehman Brothers 3-10 Year Municipal Index ("LB3-10MBI") is represented by a solid circle line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Institutional Shares of the Fund, the ML1-12MI, the LMMDFA and the LB3-10MBI. The "x" axis reflects computation periods from 1/31/1994 to 1/31/2004. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Shares, as compared to the ML1-12MI, the LMMDFA and the LB3-10MBI. The ending values were $15,626, $17,560, $16,163 and $17,227, respectively.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2004

------------------------------------
      1 Year            3.57%
------------------------------------
------------------------------------
     5 Years            4.44%
------------------------------------
------------------------------------
     10 Years           4.56%
------------------------------------

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-12MI, LB3-10MBI and LMMDFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

(2) Performance for the period prior to June 23, 1997, when the Golden Oak(R) Value Portfolio of the Arbor Funds began operating as a registered mutual fund, represents performance for the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect fees and expenses for the Fund. The Adviser's common trust fund was not a registered mutual fund under the 1940 Act and therefore was not subject to the same investment and tax restrictions. If it had been, the common trust fund's performance might have been lower.

(3)  The  ML1-12MI  and  LB3-10MBI  are not  adjusted  to reflect  taxes,  sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged.

(4) The LMMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

+ Golden Oak(R) Michigan Tax Free Bond Portfolio is the successor to the Golden Oak(R) Michigan Tax Free Bond Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

Golden Oak(R) Michigan Tax Free Bond Portfolio

Class A Shares
Growth of a $10,000 Investment+

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak(R) Michigan Tax Free Bond Portfolio (Class A Shares) (the "Fund") from January 31, 1994 to January 31, 2004 compared to the Merrill Lynch 1-12 Year Municipal Index (ML1-12MI),1,3 the Lehman Brothers 3-10 Year Municipal Index (LB3-10MBI)1,3 and the Lipper Michigan Municipal Debt Funds Average (LMMDFA).1,4

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding components of the line graph are listed underneath. The Class A Shares of the Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Fund") is represented by a solid square line. The Merrill Lynch 1-12 Year Municipal Index ("ML1-12MI") is represented by a solid diamond line, the Lipper Michigan Municipal Debt Funds Average is represented by a solid triangle line and the Lehman Brothers 3-10 Year Municipal Index ("LB3-10MBI") is represented by a solid circle line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, the ML1-12MI, the LMMDFA and the LB3-10MBI. The "x" axis reflects computation periods from 1/31/1994 to 1/31/2004. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares, as compared to the ML1-12MI, the LMMDFA and the LB3-10MBI. The ending values were $14,582, $17,560, $16,163 and $17,227, respectively.

AVERAGE ANNUAL TOTAL RETURN5 FOR THE PERIOD ENDED JANUARY 31, 2004

------------------------------------
      1 Year           (1.36)%
------------------------------------
------------------------------------
     5 Years            3.24%
------------------------------------
------------------------------------
     10 Years           3.84%
------------------------------------

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-12MI, LB3-10MBI and LMMDFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

(2) Performance for the period prior to June 23, 1997, when the Golden Oak(R) Value Portfolio of the Arbor Funds began operating as a registered mutual fund, represents performance for the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect fees and expenses for the Fund. The Adviser's common trust fund was not a registered mutual fund under the 1940 Act and therefore was not subject to the same investment and tax restrictions. If it had been, the common trust fund's performance might have been lower.

(3)  The  ML1-12MI  and  LB3-10MBI  are not  adjusted  to reflect  taxes,  sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged.

(4) The LMMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

(5) Total returns quoted reflect all applicable sales charges. + Golden Oak(R) Michigan Tax Free Bond Portfolio is the successor to the Golden Oak(R)
     Michigan Tax Free Bond Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

                                                                       Exhibit C

                              Financial Highlights
                 Federated michigan intermediate municipal trust

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

(For a Share Outstanding Throughout Each Period)



------------------------------------------------------------------------------------------
Year Ended August 31                                 2003   2002   2001   2000   1999
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $11.22 $11.06 $10.64 $10.62  $11.09
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income From Investment Operations:
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net investment income                              0.45   0.501  0.53   0.53    0.53
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and swap contracts                  (0.05)  0.161  0.42  0.02    (0.47)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL FROMINVESTMENT OPERATIONS              0.40  0.66   0.95   0.55    0.06
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Less Distributions:
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Distributions from net investment income            (0.45)       (0.50) (0.53)  (0.53)
(0.53)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $11.17 $11.22 $11.06 $10.64  $10.62
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Return2                       3.58%   6.15%  9.12%  5.39%  0.47%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Expenses                             0.50%  0.50%  0.50%  0.50%  0.50%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net investment income                        3.96%  4.53%1       4.86%  5.07%   4.81%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Expense waiver3                             0.36%  0.39%  0.42%   0.52% 0.50%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Supplemental Data:
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)            $147,959       $134,718      $107,043
$89,177        $74,510
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Portfolio turnover                          15%    19%    13%    40%    17%
------------------------------------------------------------------------------------------


1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. 3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements




[GRAPHIC OMITTED]

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313923302


31125 (8/04)

Federated is a registered mark
of Federated Investors, Inc.
2004 (C)Federated Investors, Inc.












































                       STATEMENT OF ADDITIONAL INFORMATION



                                 August 18, 2004



                          Acquisition of the assets of



                 GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO

                  a portfolio of Golden Oak(R) Family of Funds

                          (A Delaware Statutory Trust)


                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-800-341-7400


                        By and in exchange for Shares of



                 FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

           a portfolio of Federated Municipal Securities Income Trust

                        (A Massachusetts Business Trust)


                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400


     This Statement of Additional Information dated August 18, 2004 is not a prospectus. A Prospectus/Proxy Statement dated August 18, 2004 related to the above-referenced matter may be obtained from Federated Municipal Securities Income Trust, on behalf of Federated Michigan Intermediate Municipal Trust, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania
15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                TABLE OF CONTENTS



1. Statement of Additional Information of Federated Michigan Intermediate Municipal Trust, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2003.

2. Statement of Additional Information of Golden Oak(R) Michigan Tax Free Bond Portfolio, a portfolio of Golden Oak(R) Family of Funds, dated March 31, 2004.

3. Pro Forma combined Financial Statements of Federated Michigan Intermediate Municipal Trust and Golden Oak(R) Michigan Tax Free Bond Portfolio, six months ended February 29, 2004 (unaudited).

4. Pro Forma combined Financial Statements of Federated Michigan Intermediate Municipal Trust and Golden Oak(R) Michigan Tax Free Bond Portfolio, year ended August 31, 2003 (unaudited).

5. Financial Statements of Golden Oak Michigan Tax Free Bond Portfolio dated January 31, 2004 (audited).

6. Financial Statements of Federated Michigan Intermediate Municipal Trust, dated February 29, 2004 (unaudited) and August 31, 2003 (audited).

                            INFORMATION INCORPORATED BY REFERENCE



     The Statement of Additional Information of Federated Michigan Intermediate Municipal Trust, a portfolio of Federated Municipal Securities Income Trust (the "Federated Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A (File No. 33-36729), which was filed with the Securities and Exchange Commission on or about October 28, 2003. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.

     The Statement of Additional Information of Golden Oak(R) Michigan Tax Free Bond Portfolio, a portfolio of Golden Oak(R) Family of Funds (the "Golden Oak(R) Trust"), is incorporated by reference to the Corporation's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A (File No. 333-90412), which was filed with the Securities and Exchange Commission on or about March 31, 2004. A copy may be obtained from the Corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.

     The audited financial statements of the Federated Michigan Intermediate Municipal Trust dated August 31, 2003, are incorporated by reference to the Annual Report to Shareholders of the Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about October 27, 2003.

     The audited financial statements of the Golden Oak(R) Michigan Tax Free Bond Portfolio dated January 31, 2004, are incorporated by reference to the Annual Report to Shareholders of the Portfolio, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 31, 2004.

     The unaudited financial statements of the Federated Michigan Intermediate Municipal Trust dated February 29, 2004 are incorporated by reference to the Semi-Annual Report to Shareholders of the Fund which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 27, 2004.


----------------------------------------------------------------------------------------------------------------------------------
                                           Golden Oak Michigan Tax Free Bond Portfolio


                                         Federated Michigan Intermediate Municipal Trust


                                          Pro Forma Combining Portfolios of Investments


                                     For the six months ended February 29, 2004 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
             Federated Pro                                                     Credit     Golden Oak      Federated    Pro Forma
             Michigan   Forma                                                 Rating1      Michigan       Michigan      Combined
             IntermediaCombined                                                            Tax Free     Intermediate
 Golden Oak  Municipal                                                                       Bond      Municipal Trust
  Michigan     Trust                                                                       Portfolio
  Tax Free
    Bond
 Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Long-Term Municipals
- 97.6%
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Michigan -
97.6 %
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
$            $         $            Allen Park, MI, Public School           AA+/Aa1      $             $               $
0            1,020,000 1,020,000    District, School Building & Site UT                  -             1,060,463       1,060,463
                                    GO Bonds, 3.00% (Q-SBLF GTD),
                                    5/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            500,000   500,000      Anchor Bay, MI, School District,        AA+/Aa1      -             579,730         579,730
                       Refunding UT GO Bonds (Series III),
                                    5.50% (Q-SBLF GTD), 5/1/2014
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Anchor Bay, MI, School District,        AA+/Aa1      -             1,144,020       1,144,020
                       Refunding UT GO Bonds (Series III),
                                    5.50% (Q-SBLF GTD), 5/1/2017
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            500,000   500,000      Anchor Bay, MI, School District,        AA+/Aa1      -             570,000         570,000
                       School Building & Site UT GO Bonds,
                                    5.00% (Q-SBLF GTD), 5/1/2012
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,070,000 1,070,000    Anchor Bay, MI, School District, UT     AAA/Aaa      -             1,253,066       1,253,066
                                    GO Bonds (Series 19991), 5.75%
                                    (FGIC INS and Q-SBLF)/(Orginal
                                    Issue Yield: 5.80%), 5/1/2014
                                    Preredunded 5/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
365,000      0         365,000      Anchor Bay, MI School District,         AAA/Aaa      443,906       -               443,906
                                    (Series II), 6.125% (Q-SBLF
                                    LOC)/(Original Issue Yield: 5.15%),
                                    5/1/2011
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            500,000   500,000      Ann Arbor, MI, Public School            AA+/Aa1      -             571,025         571,025
                        District, Refunding UT GO Bonds,
                                    5.00% (Q-SBLF GTD), 5/1/2011
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            500,000   500,000      Ann Arbor, MI,Water Supply System,      AAA/Aaa      -             567,460         567,460
                       Refunding Revenue Bonds (Series Y),
                        5.00% (MBIA Insurance Corp. INS),
                                    2/1/2010
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            600,000   600,000      Avondale, MI, School District,          AA+/Aa1      -             677,946         677,946
                       School Building & Site UT GO Bonds,
                                    5.00% (Q-SBLF GTD), 5/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            500,000   500,000      Avondale, MI, School District,          AA+/Aa1      -             568,735         568,735
                       School Building & Site UT GO Bonds,
                                    5.00% (Q-SBLF GTD), 5/1/2010
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
250,000      0         250,000      Big Rapids, MI Public School            AAA/Aaa      268,215       -               268,215
                                    District, (UT GO), 7.30% (FGIC and
                       Q-SBLF LOCs)/(Original Issue Yield:
                                    5.15%), 5/1/2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,500,000    0         1,500,000    Bishop, MI International Airport        A            1,568,700     -               1,568,700
                                    Authority, (Series B), 5.125%
                                    (Original Issue Yield: 5.25%),
                                    12/1/2017
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,090,000 1,090,000    Boyne City, MI, Public School           AAA/Aaa      -             1,256,138       1,256,138
                       District, UT GO Bonds, 5.60% (FGIC
                       INS)/(Origianl Issue Yield: 5.70%),
                                    5/1/2014
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,215,000 1,215,000    Bridgeport Spaulding, MI, Community     AA+/Aa1      -             1,399,887       1,399,887
                       School District, UT GO Bonds, 5.50%
                                    (Q-SBLF GTD), 5/1/2015
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,125,000 1,125,000    Brighton Township, MI, LT GO            AAA/Aaa      -             1,238,029       1,238,029
                        Sanitary Sewer Drainage District,
                                    5.25% (FSA INS)/(Orginal Issue
                                    Yield: 5.68%), 10/1/2020
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,050,000 2,050,000    Caledonai, MI, Community Schools,       AA+/Aa1      -             2,310,821       2,310,821
                                    UT GO Bonds, 5.40% (Q-SBLF
                                    GTD)/(Orginal Issue Yield: 5.48%),
                                    5/1/2018
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
860,000      0         860,000      Central Michigan University,            AAA/Aaa      961,979       -               961,979
                                    Refunding Revenue Bonds, 5.20%
                                    (FGIC LOC)/(Original Issue Yield:
                                    5.227%), 10/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,775,000 1,775,000    Charles Stewart Mott Community          AAA/Aaa      -             2,023,677       2,023,677
                                    College, MI, Building & Improvement
                                    UT GO Bonds, 5.50% (FGIC
                                    INS)/(Original Issue Yield: 5.63%),
                                    5/1/2018
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,070,000 1,070,000    Charlevoix, MI, Public School           AA+/Aa1      -             1,217,917       1,217,917
                        District, Refunding UT GO Bonds,
                                    5.25% (Q-SBLF GTD), 5/1/2014
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,245,000 1,245,000    Charlevoix, MI, Public School           AA+/Aa1      -             1,399,430       1,399,430
                        District, Refunding UT GO Bonds,
                                    5.25% (Q-SBLF GTD), 5/1/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,690,000 1,690,000    Chippewa Valley, MI, Schools,           AA+/Aa1      -             1,909,548       1,909,548
                                    Refunding UT GO Bonds, 5.00%
                                    (Q-SBLF GTD), 5/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,775,000 1,775,000    Chippewa Valley, MI, School             AA+/Aa1      -             2,045,102       2,045,102
                        Building & Site Refunding Bonds,
                                    5.50% (Q-SBLF GTD), 5/1/2015
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Cornell Township MI, Economic           BBB/Baa2     -             1,062,890       1,062,890
                                    Development Corp., Refunding
                                    Revenue Bonds, 5.875% (MeadWestvaco
                                    Corp.), 5/1/2018
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,070,000 1,070,000    Detroit, MI, Building Authority,        AAA/Aaa      -             1,212,791       1,212,791
                                    Parking & Arena System Revenue
                                    Bonds (Series 1998A), 5.25% (MBIA
                                    Insurance Corp, INS), 7/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,665,000 2,665,000    Detroit, MI, City School District,      AA+/Aa1      -             3,073,038       3,073,038
                        UT GO Bonds (Series 2001A), 5.50%
                                    (Q-SBLF GTD), 5/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Detroit, MI, Convention Facility        AAA/Aaa      -             1,132,190       1,132,190
                       Special Tax Refunding Revenue Bonds
                                    (Series 2003), 5.00% (Cobo Hall
                                    Project)/(MBIA Insurance Corp.
                                    INS), 9/30/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
200,000      0         200,000      Detroit, MI, (UT GO), 5.00% (AMBAC      AAA/Aaa      204,638       -               204,638
                                    LOC)/(Original Issue Yield: 5.10%),
                                    5/1/2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Detroit, MI, (UT GO), 5.25% (AMBAC      AAA/Aaa      1,129,400     -               1,129,400
                                    LOC)/(Original Issue Yield: 5.29%),
                                    5/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,335,000 1,335,000    Detroit, MI, Refunding UT GO Bonds,     AAA/Aaa      -             1,545,303       1,545,303
                                    5.75% (FSA INS), 4/1/2010
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Detroit, MI, UT GO Bonds (Series        AAA/Aaa      -             1,072,310       1,072,310
                                    1999A), 5.00% (FSA INS)?(Original
                                    Issue Yield: 5.16%), 4/1/2019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Detroit, MI, UT GO Bonds (Series        AAA/Aaa      -             1,126,330       1,126,330
                                    2001A-1), 5.375% (MBIA Insurance
                                    Corp, INS), 4/1/2017
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Detroit/Wayne County, MI, Stadium       AAA/Aaa      -             1,112,440       1,112,440
                                    Authority, Revenue Bonds, 5.25%
                                    (FGIC INS)/(Original Issue Yield:
                                    5.55%), 2/1/2011
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
500,000      0         500,000      Detroit, MI Water Supply System,        AAA/Aaa      555,980       -               555,980
                        (Series A), 5.10% (MBIA Insurance
                                    Corp. LOC)/(Original Issue Yield: 5.20%),
                                    7/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Detroit, MI Water Supply System,        AAA/Aaa      1,188,820     -               1,188,820
                                    (Series A), 5.75% (FGIC
                                    LOC)/(Original Issue Yield: 5.84%),
                                    7/1/2019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Dickinson County, MI, EDC,              BBB/Baa2     -             1,109,020       1,109,020
                       Refunding Environmental Improvement
                       Revenue Bonds (Series 2002A), 5.75%
                       (International Paper Co.), 6/1/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,925,000 1,925,000    East Grand Rapids, MI, Public           AA+/Aa1      -             2,176,135       2,176,135
                        School District, Refunding UT GO
                       Bonds (Series 2001), 5.50% (Q-SBLF
                                    GTD), 5/1/2019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
315,000      0         315,000      East Lansing, MI, (Series B), 4.85%     AA/A1        316,055       -               316,055
                                    (Original Issue Yield: 4.849%),
                                    10/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Ecorse, MI, Public School District,     AAA/Aaa      -             1,128,860       1,128,860
                                    UT GO Bonds, 5.50% (Q-SBLF
                                    GTD)/(FGIC INS)/(Original Issue
                                    Yield: 5.59%), 5/1/2017
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,100,000    0         1,100,000    Farmington, MI, Public School           AAA/Aaa      1,189,529     -               1,189,529
                                    District, (UT GO), 4.00% (Q-SBLF
                                    LOC)/(Original Issue Yield: 4.27%),
                                    5/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,120,000 1,120,000    Ferndale, MI, Refunding UT GO           AAA/Aaa      -             1,230,690       1,230,690
                        Bonds, 4.50% (FGIC INS), 4/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,160,000 2,160,000    Ferndale, MI, School District,          AA+/Aa1      -             2,427,926       2,427,926
                                    Refunding UT GO Bonds, 5.25%
                                    (Q-SBLF GTD), 5/1/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
675,000      0         675,000      Ferris State University of              AAA/Aaa      759,098       -               759,098
                       Michigan, Refunding Revenue Bonds,
                        5.40% (AMBAC LOC)/(Original Issue
                            Yield: 5.45%), 10/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,000,000 2,000,000    Forest Hills, MI, Public School, UT     NR/Aa2       -             2,205,320       2,205,320
                                    GO Bonds, 5.25% (Original Issue
                                    Yield: 5.50%, 5/1/2019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            250,000   250,000      Garden City, MI, School District,       AAA/Aaa      -             254,705         254,705
                                    UT GO Refunding Bonds, 5.90%
                        (Q-SBLF GTD)/(FSA INS), 5/1/2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            565,000   565,000      Garden City, MI, School District,       AAA/Aaa      -             575,735         575,735
                                    UT GO Refunding Bonds, 6.00%
                        (Q-SBLF GTD)/(FSA INS), 5/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            515,000   515,000      Garden City, MI, School District,       AAA/Aaa      -             524,873         524,873
                                    UT GO Refunding Bonds, 6.10 %
                        (Q-SBLF GTD)/(FSA INS), 5/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
200,000      0         200,000      Grand Rapids, MI, 6.60% (MBIA           AAA/Aaa      206,816       -               206,816
                                    Insurance Corp. LOC)/(Original
                                    Issue Yield: 6.70%), 6/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Harper Creek, MI, Community School      AA+/Aa1      -             1,082,960       1,082,960
                                    District, UT GO Bonds, 5.125%
                                    (Q-SBLF GTD)/(Original Issue
                                    Yield:5.21%), 5/1/2021
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Hartland, MI, Consolidated School       AAA/Aa1      -             1,130,240       1,130,240
                        District, Refunding UT GO Bonds,
                                    5.375% (Q-SBLF GTD), 5/1/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,650,000 1,650,000    Hartland, MI, Consolidated School       AAA/Aa1      -             1,947,066       1,947,066
                        District, Refunding UT GO Bonds,
                                    5.75% (Q-SBLF GTD), 5/1/2010
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,315,000 1,315,000    Hazel Park, MI, School District, UT     AA+/Aa1      -             1,480,243       1,480,243
                                    GO Bonds, 5.00% (Q-SBLF GTD),
                                    5/1/2013
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,275,000 1,275,000    Hazel Park, MI, School District, UT     AA+/Aa1      -             1,427,273       1,427,273
                                    GO Bonds, 5.00% (Q-SBLF GTD),
                                    5/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Howell, MI Public Schools, (UT GO),     AAA/Aaa      1,017,230     -               1,017,230
                                    5.00% (FGIC and Q-SBLF
                                    LOCs_/(Original Issue Yield:
                                    5.10%), 5/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,575,000    0         1,575,000    Howell, MI Public Schools, (GO UT),     AAA/Aaa      1,761,779     -               1,761,779
                                    5.25% (Q-SBLF LOC)/(Original Issue
                                    Yield: 4.89%), 5/1/2017
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,660,000 1,660,000    Hemlock, MI, Public School              AAA/Aa1      -             1,887,254       1,887,254
                                    District, UT GO Bonds, 5.50%
                                    (Q-SBLF GTD), 5/1/2018
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,375,000 1,375,000    Howell, MI, Public Schools,             AAA/Aa1      -             1,564,915       1,564,915
                                    Refunding UT GO Bonds (Series
                                    2001), 5.25% (Q-SBLF GTD), 5/1/2014
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,000,000 2,000,000    Howell, MI, Public Schools, UT GO       AAA/Aaa      -             2,354,340       2,354,340
                                    Bonds, 5.875% (Q-SBLF, United
                                    States Treasury GTD and MBIA
                                    Insurance Corp. INS)/(Original
                                    Issue Yield: 5.95%), 5/1/2022
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
250,000      0         250,000      Iron Mountain, MI, (GO UT), 5.00%       AAA/Aaa      254,183       -               254,183
                                    (AMBAC LOC), 11/1/2001 (@102)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,000,000 2,000,000    Jackson County, MI, Public Schools,     AAA/Aaa      -             2,292,360       2,292,360
                                    UT GO Bonds, 5.60% (Q-SBLF
                                    GTD)/(FGIC INS)/(Original Issue
                                    Yield: 5.70%), 5/1/2019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,575,000    0         1,575,000    Jenison, MI Public Schools, (UT         AAA/Aaa      1,826,386     -               1,826,386
                                    GO), 5.25% (FGIC LOC)/(Original
                                    Issue Yield: 4.56%), 5/1/2011
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,350,000 1,350,000    Kalamazoo, MI, City School              AAA/Aaa      -             1,514,052       1,514,052
                                    District, Building & Site UT GO
                        Bonds, 5.00% (FSA INS), 5/1/2013
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Kalamazoo, MI, Hospital Finance         AAA/Aaa      1,010,590     -               1,010,590
                                    Authority, (Borgess Medical Center Series A)
                                    Revenue Bonds, 5.00% (AMBAC LOC)/(Original
                                    Issue Yield:
                                    5.10%)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
500,000      0         500,000      Kent County, MI Building Authority,     AAA/Aaa      521,745       -               521,745
                                    GO LT, 5.00% (Orginal Issue Yield:
                                    5.10%), 12/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
500,000      0         500,000      Kent County, MI Building Authority,     AAA/Aaa      522,230       -               522,230
                                    GO LT, 5.10% (Orginal Issue Yield:
                                    5.20%), 12/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Kent Hospital Finance Authority,        AA/Aa3       -             1,110,280       1,110,280
                                    MI, Revenue Bonds, 5.50% (Spectrum
                                    Health), 01/15/2015
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,925,000 1,925,000    Lake Fenton, MI, Community Schools,     AA+/Aa1      -             2,202,238       2,202,238
                                    UT GO Bonds, 5.50% (Q-SBLF GTD),
                                    5/1/2017
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Lake Orion, MI School District,         AAA/Aaa      1,187,960     -               1,187,960
                                    (Series A) GO UT, 5.75% (Original
                                    Issue Yield: 5.89%), 5/1/2015
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,700,000 1,700,000    Lake Superior State University, MI,     AAA/Aaa      -             1,910,596       1,910,596
                       General Revunue Bonds, 5.50% (AMBAC
                                    INS), 11/15/2021
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,500,000 1,500,000    Lakeshore, MI, Public Schools, UT       AAA/Aaa      -             1,596,450       1,596,450
                                    GO Bonds, 5.70% (Q-SBLF, United
                                    States Treasury GTD and MBIA
                                    Insurance Corp.  INS)/(Original
                                    Issue Yield:5.92%), 5/1/2022
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Lanse Creuse, MI, Public Schools,       AAA/Aaa      -             1,137,160       1,137,160
                        UT GO Bonds (Series 2000), 5.40%
                                    (Q-SBLF GTD)/(FGIC INS)/(Original
                                    Issue Yield:5.50%), 5/1/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            500,000   500,000      Lansing, MI, Sewer Disposal System,     AAA/Aaa      -             571,725         571,725
                                    Refunding Revenue Bonds, 5.00%,
                                    (FGIC INS), 5/1/2011
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
115,000      0         115,000      Lincoln, MI Consolidated School         AAA/Aaa      118,282       -               118,282
                                    District, UT GO, 5.75% (Q-SBLF
                                    LOC), 5/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
250,000      0         250,000      Livonia, MI Municipal Building          AA/A1        252,988       -               252,988
                        Authority, GO LT, 5.75%, 6/1/2004
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Madison, MI, District Public            AAA/Aaa      -             1,130,650       1,130,650
                                    Schools, Refunding UT GO Bonds,
                                    5.50% (Q-SBLF GTD)/(FGIC INS),
                                    05/1/2015
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Marquette, MI, Hospital Finance         AAA/Aaa      -             1,046,620       1,046,620
                                    Authority, Hospital Refunding
                                    Revenue Bonds (Series 1996D), 5.30%
                                    (Marquette General Hospital,
                                    MI)/(FSA INS), 4/1/2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,000,000 2,000,000    Mattawan, MI, Consolidated School       AAA/Aaa      -             2,305,760       2,305,760
                                    District, UT GO Bonds, 5.65%
                                    (Q-SBLF GTD)/(FSA INS)/(Original
                                    Issue Yield: 5.67%), 5/1/2018
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,350,000 1,350,000    Michigan Higher Education Student       AAA/Aaa      -             1,435,442       1,435,442
                                    Loan Authority, Student Loan
                                    Revenue Bonds, (Series XVII-A),
                                    5.65% (AMBAC LOC), 6/1/2010
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,500,000 1,500,000    Michigan Municipal Bond                 AAA/Aaa      -             1,711,185       1,711,185
                        Authority,Refunding Revenue Bonds
                        (Series 2002), 5.25% (Clean Water
                           Revolving Fund), 10/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan Municipal Bond Authority,      AAA/Aaa      -             1,190,360       1,190,360
                                    Revenue Bonds, 5.75% (Clean Water
                                    Revolving Fund), 10/1/2015
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,455,000 1,455,000    Michigan Municipal Bond Authority,      AAA/Aaa      -             1,635,696       1,635,696
                                    Revenue Bonds, 5.25% (Drinking
                                    Water Revolving Fund), 10/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,190,000 2,190,000    Michigan Municipal Bond Authority,      AAA/Aaa      -             2,592,588       2,592,588
                                    Revenue Bonds, 5.625% (Drinking
                                    Water Revolving Fund), 10/1/2013
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
810,000      0         810,000      Michigan Municipal Bond Authority,      AAA/Aa1      893,770       -               893,770
                                    Revenue Bonds, 5.50% (State
                                    Revolving Fund), 10/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
250,000      0         250,000      Michigan Municipal Bond Authority,      AAA/Aa1      253,588       -               253,588
                                    Revenue Refunding Bonds, 6.50%
                                    (Q-SBLF LOC)/(Original Issue Yield:
                                    6.60%), 5/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,500,000 2,500,000    Michigan Public Power Agency, Belle     AAA/Aaa      -             2,867,925       2,867,925
                                    River Project Refunding Revenue
                                    Bonds (Series 2002A), 5.25% (MBIA
                                    Insurance Corp. INS), 1/1/2010
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
500,000      0         500,000      Michigan Public Power Agency,           AAA/Aaa      538,475       -               538,475
                       Campbell Project (Series A), 5.50%
                                    (AMBAC LOC), 1/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,100,000    0         1,100,000    Michigan State Building Authority,      AA+/Aa1      1,148,807     -               1,148,807
                                    (Series 1), 4.75% (Original Issue
                                    Yield: 4.98%), 10/15/2018
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Building Authority,      AA/Aa2       -             1,133,270       1,133,270
                                    Facilities Program Refunding
                       Revenue Bonds (Series 2001), 5.50%,
                                    10/15/2019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Building Authority,      AAA/Aaa      -             1,129,590       1,129,590
                                    Facilities Program Refunding
                        Revenue Bonds (Series II), 5.00%,
                                    (MBIA Insurance Corp.INS),
                                    10/15/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,270,000 2,270,000    Michigan State Building Authority,      AA+/Aa3      -             2,610,069       2,610,069
                       State Police Communications Revenue
                                    Bonds, 5.50% 10/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Building Authority,      AA+/Aa2      -             1,148,860       1,148,860
                       State Police Communications Revenue
                                    Bonds, 5.50% 10/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Comprehensive            AAA/Aaa      -             1,121,140       1,121,140
                       Transportation Board, Revenue Bonds
                        (Series 2002B), 5.00% (FSA INS),
                                    5/15/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,500,000 1,500,000    Michigan State Hospital Finance         A-/A1        -             1,676,640       1,676,640
                                    Authority, Hospital Refunding
                       Revenue Bonds (Series 2003A), 5.50%
                                    (Henry Ford Health System, MI),
                                    3/1/2013
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
600,000      0         600,000      Michigan State Hospital Finance         A-/A1        646,266       -               646,266
                       Authority, (Series A), 5.10% (Henry
                        Ford Health System, MI)/(Original
                          Issue Yield 5.20%), 5/15/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Hospital Finance         A/A1         -             1,104,620       1,104,620
                                    Authority, Hospital Refunding
                                    Revenue Bonds, 5.75% (Sparrow
                                    Obligated Group, MI), 11/15/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Hospital Finance         AAA/Aaa      -             1,114,370       1,114,370
                       Authority, Refunding Revenue Bonds
                                    (Series 1998A), 4.90% (St. John
                                    Hospital, MI)/(AMBAC INS)/(Original
                                    Issue Yield: 5.05%), 05/15/2013
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,300,000 1,300,000    Michigan State Hospital Finance         A+/A2        -             1,420,029       1,420,029
                       Authority, Refunding Revenue Bonds
                        (Series 2002A), 5.50% (Crittenton
                             Hospital, MI), 3/1/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,175,000 1,175,000    Michigan State Hospital Finance         AA-/Aa3      -             1,320,806       1,320,806
                       Authority, Refunding Revenue Bonds
                                    (Series A), 6.00% (Trinity
                                    Healthcare Credit Group)/(Original
                                    Issue Yield:6.14%), 12/1/2020
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Michigan State Hospital Finance         NR/A1        1,021,800     -               1,021,800
                                    Authority, (Series A), 5.00%
                                    (McLaren Obligated Group)/(Orginal
                                    Issue Yield: 5.05%), 10/15/2004
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Hospital Finance         NR/A1        -             1,056,730       1,056,730
                       Authority, Refunding Revenue Bonds
                                    (Series 1998A), 5.10% (McLaren
                                    Health Care Corp.)/(Original Issue
                                    Yield: 5.15%), 6/1/2013
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
750,000      0         750,000      Michigan State Hospital Finance         NR/A1        766,958       -               766,958
                                    Authority, (Series A), 5.20%
                                    (McLaren Obligated Group)/(Orginal
                                    Issue Yield: 5.25%), 10/15/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2,180,000    0         2,180,000    Michigan State Hospital Finance         AAA/Aaa      2,301,731     -               2,301,731
                       Authority, Refunding Revenue Bonds,
                                    5.00% (AMBAC LOC)/(Orginal Issue
                                    Yield: 4.70%), 8/15/2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
750,000      0         750,000      Michigan State Hospital Finance         AAA/#Aaa     756,623       -               756,623
                       Authority, Refunding Revenue Bonds,
                                    5.00% (AMBAC LOC)/(Orginal Issue
                                    Yield: 4.85%), 5/15/2004
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Michigan State Hospital Finance         BBB          992,090       -               992,090
                       Authority, Refunding Revenue Bonds,
                                    5.00%, 5/15/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
480,000      0         480,000      Michigan State Hospital Finance         AAA/Aaa      531,802       -               531,802
                       Authority, Refunding Revenue Bonds,
                                    5.20%, (MBIA Insurance Corp.
                                    LOC)/(Orginal Issue Yield: 5.199%),
                                    11/15/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
450,000      0         450,000      Michigan State Hospital Finance         AAA/Aaa      495,185       -               495,185
                       Authority, Refunding Revenue Bonds,
                                    5.30% (MBIA Insurance Corp.
                                    LOC)/(Orginal Issue Yield: 5.299%),
                                    11/15/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
450,000      0         450,000      Michigan State Hospital Finance         AAA/Aaa      491,913       -               491,913
                       Authority, Refunding Revenue Bonds,
                                    5.40% (MBIA Insurance Corp.
                                    LOC)/(Orgianl Issue Yield: 5.399%),
                                    11/15/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,400,000    0         1,400,000    Michigan State Hospital Finance         AAA/Aaa      1,591,464     -               1,591,464
                       Authority, Refunding Revenue Bonds,
                                    5.50% (Financial Security
                                    Assurance, Inc. LOC)/(Origianl
                                    Issue Yield: 4.95%), 6/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,000,000 2,000,000    Michigan State Hospital Finance         AAA/Aaa      -             2,319,600       2,319,600
                        Authority, Revenue Bonds (Series
                        1993P), 5.375% (Sisters of Mercy
                                    Health System)/(MBIA Insurance
                                    Corp. INS)/(Original Issue Yield: 5.55%),
                                    8/15/2014
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
60,000       0         60,000       Michigan State Hospital Finace          AAA/Aaa      61,442        -               61,442
                       Authority, (Series P), 4.90% (MBIA
                       Insurance Corp. LOC)/(Orginal Issue
                            Yield: 5.10%), 8/15/2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,325,000 1,325,000    Michigan State Hospital Finance         NR/Aa2       -             1,483,324       1,483,324
                        Authority, Revenue Bonds (Series
                                    1997W), 5.00% (Mercy Health
                        Services)/(original Issue Yield:
                                    5.26%), 8/15/2011
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,000,000 2,000,000    Michigan State Hospital Finance         AAA/Aaa      -             2,326,140       2,326,140
                        Authority, Revenue Bonds (Series
                                    1999A), 6.00% (Ascension Health
                       Credit Group)/(MBIA Insurance Corp.
                                    INS), 11/15/2011
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,500,000 1,500,000    Michigan State Hospital Finance         A/A2         -             1,657,605       1,657,605
                                    Authority, Revenue Bonds, 5.00%
                      (Oakwood Obligated Group), 11/1/2010
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Housing Development      AAA/Aaa      -             1,003,280       1,003,280
                                    Authority, (Series A) Rental
                                    Housing Revenue Bonds, 5.55%
                      (MBIAInsuracne Corp. INS), 04/1/2004
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
130,000      0         130,000      Michigan State Housing Development      AAA/Aaa      133,822       -               133,822
                                    Authority, Revenue Bonds, 6.50%
                                    (Greenwood Village
                                    Project)/(Financial Security
                                    Assurance, Inc. LOC), 9/15/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            570,000   570,000      Michigan State Housing Development      NR/Aaa       -             621,830         621,830
                        Authority, LO Multifamily Housing
                                    Refunding Revenue Bonds (Series
                                    2000A), 6.30% (Oakbrook Villa
                                    Townhomes)/(GNMA Collateralized
                                    Home Mortgage Program GTD),
                                    07/20/2019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Housing Development      AA+/NR       -             1,051,350       1,051,350
                        Authority, Revenue Bonds (Series
                                    E), 5.55%, 12/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Housing Development      AAA/Aaa      -             1,070,070       1,070,070
                                    Authority, SFM Revenue Bonds
                                    (Series 2001A), 5.30% (MBIA
                                    Insurance Corp. INS), 12/1/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
400,000      0         400,000      Michigan State South Central Power      AAA/Aaa      431,028       -               431,028
                        Agency, Refunding Revenue Bonds,
                                    5.80% (MBIA Insurance Corp.
                                    LOC)/(Orginal Issue Yield: 5.90%),
                                    11/1/2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,105,000    0         1,105,000    Michigan State Strategic Fund,          NR/Aa3       1,252,495     -               1,252,495
                       (Series A), 5.40% (First of America
                                    Bank LOC)/(Orginal Issue Yield:
                                    5.399%), 8/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,065,000    0         1,065,000    Michigan State Strategic Fund           NRAa3        1,210,692     -               1,210,692
                       (Series A), 5.50% (First of America
                        Bank LOC)/(Original Issue Yield:
                                    5.499%), 8/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
350,000      250,000   600,000      Michigan State Strategic Fund, LT       BBB-/Baa1    382,410       273,150         655,560
                       Obligation Refunding Revenue Bonds
                                    (Series A), 7.10% (Ford Motor
                                    Co.)/(Original Issue Yield:
                                    7.127%), 2/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            820,000   820,000      Michigan State Strategic Fund,          A-/NR        -             898,695         898,695
                       Revenue Bonds (Series 2004), 5.00%
                                    (NSF International), 8/1/2013
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            325,000   325,000      Michigan State Strategic Fund,          A-/NR        -             372,752         372,752
                       Revenue Bonds, 5.30% (Porter Hills
                                    Presbyterian Village,
                                    Inc.)/(Original Issue Yield:
                                    5.422%), 7/1/2018 Prerefunded
                                    7/1/2008 @100
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            175,000   175,000      Michigan State Strategic Fund,          A-/NR        -             192,901         192,901
                       Revenue Bonds, 5.30% (Porter Hills
                                    Presbyterian Village,
                                    Inc.)/(Original Issue Yield:
                                    5.422%), 7/1/2018
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            950,000   950,000      Michigan State Trunk Line, Revenue      AA/Aa3       -             1,106,522       1,106,522
                                    Bonds (Series 1998A), 5.25%,
                                    11/1/2018
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Michigan State Truck Line,              AAA/Aaa      -             1,142,770       1,142,770
                                    Refunding Revenue Bonds (Series
                                    2001A), 5.50% (FSA INS), 11/1/2018
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            3,000,000 3,000,000    Michigan State, Refunding UT GO         AA+/Aa1      -             3,358,080       3,358,080
                                    Bonds, 5.00% 12/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,000,000 2,000,000    Michigan State, Refunding UT GO         AA+/Aa1      -             2,265,400       2,265,400
                                    Bonds, 5.00% 12/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,250,000 1,250,000    Milan, MI, Area Schools, UT GO          AAA/Aaa      -             1,484,950       1,484,950
                       Bonds (Series 2000A), 5.75% (Q-SBLF
                                    GTD)/(FGIC INS)/(Original Issue
                                    Yield: 5.86%), 5/1/2020
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            4,250,000 4,250,000    Monroe County, MI, PCA, PCR Bonds       AAA/Aaa      -             4,417,450       4,417,450
                                    (Series A), 6.35% (Detroit Edison
                                    Co.)/(AMBAC INS), 12/1/2004
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
300,000      0         300,000      Montague, MI Public School              AAA/Aaa      324,588       -               324,588
                                    District, (UT GO), 5.125%
                                    (Financial Security Assurance, Inc.
                                    and Q-SBLF LOCs)/(Original Issue
                                    Yield: 4.60%), 5/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
300,000      0         300,000      Montague, MI Public School              AAA/Aaa      322,491       -               322,491
                                    District, (UT GO), 5.125%
                                    (Financial Security Assurance, Inc.
                                    and Q-SBLF LOCs)/(Original Issue
                                    Yield: 4.75%), 5/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,200,000 1,200,000    Newaygo, MI, Public Schools, UT GO      AA+/Aa1      -             1,390,920       1,390,920
                                    Bonds, 5.50% (Q-SBLF GTD), 5/1/2014
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
500,000      0         500,000      Northville, MI Public School            AAA/Aaa      546,480       -               546,480
                                    District, (UT GO), 5.00% (FGIC and
                       Q-SBLF LOCs)/(Original Issue Yield:
                                    5.05%), 5/1/2010
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
300,000      0         300,000      Novi, MI, (UT GO), 3.25% (Orginal       AAA          308,448       -               308,448
                                    Issue Yield: 3.11%), 10/1/2011
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,765,000 1,765,000    Oakland County, MI, EDC, LO Revenue     NR/Aa3       -             2,016,212       2,016,212
                                    Bonds (Series 1997), 5.50%
                                    (Lutheran Social Services of
                        Michigan)/(First of America Bank
                                    LOC), 6/1/2014
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Oakland County, MI, EDC, LT             NR/#Aaa      1,036,740     -               1,036,740
                       Obligation Refunding Revenue Bonds
                        (Series 1994B), 6.375% (Cranbook
                         Educational Community)/(United
                         States Treasury GTD), 11/1/2014
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,130,000 1,130,000    Oakland University, MI, Revenue         AAA/Aaa      -             1,212,072       1,212,072
                                    Bonds, 5.75% (MBIA Insurance Corp.
                                    INS)/(Original Issue Yield:
                                    5.835%), 5/15/2015
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,250,000 1,250,000    Orchard View, MI, Schools, School       AA+/Aa1      -             1,421,838       1,421,838
                                    Building & Site Bonds (Series
                                    2003), 5.00% (Q-SBLF GTD), 5/1/2010
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Paw,  MI, Public School District,       AA+/Aa1      -             1,173,710       1,173,710
                       School Building & Site UT GO Bonds,
                       5.50% (Q-SBLF GTD)/(Original Issue
                             Yield: 5.60%), 5/1/2020
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
275,000      0         275,000      Pewamo Westphalia, MI Community         AAA/Aaa      295,903       -               295,903
                                    School District, (UT GO), 5.00%
                                    (FGIC and Q-SBLF LOCs)/(Original
                                    Issue Yield: 4.55%), 5/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,100,000    0         1,100,000    Plymouth-Canton, MI Community           AAA/Aaa      1,162,876     -               1,162,876
                                    School District, (UT GP), 4.50%
                                    (FGIC and Q-SBLF LOCs)/(Original
                                    Issue Yield: 4.55%), 5/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
500,000      0         500,000      Portage, MI Public Schools, (UT         AAA/Aaa      537,570       -               537,570
                                    GO), 4.35% (Financial Security
                                    Assurance, Inc. LOC)/(Orginal Issue
                                    Yield: 4.47%), 5/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
500,000      0         500,000      Portage, MI Public Schools, (UT         AAA/Aaa      533,720       -               533,720
                                    GO), 4.45% (Financial Security
                                    Assurance, Inc. LOC)/(Orginal Issue
                                    Yield: 4.57%), 5/1/2012
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,625,000 1,625,000    River Rouge, MI, School District,       AAA/Aaa      -             1,837,794       1,837,794
                                    Refunding UT GO Bonds, 5.00%
                        (Q-SBLF GTD)/(FGIC INS), 5/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Rochester, MI Community School          AAA/Aaa      1,089,990     -               1,089,990
                                    District, (UT GO), 5.50% (MBIA
                                    Insurance Corp. and Q-SBLF
                                    LOCs)/(Original Issue Yield:
                                    4.65%), 5/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,155,000 1,155,000    Romeo, MI, Community School             AA+/Aa1      -             1,291,937       1,291,937
                                    District, Building & Site UT GO
                                    Bonds, 5.00% (Q-SBLF GTD)/(Original
                                    Issue Yield: 5.12%), 5/1/2012
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,170,000 1,170,000    Romulus, MI, Community Schools, UT      AAA/Aaa      -             1,384,403       1,384,403
                                    GO Bonds, 6.00% (Q-SBLF GTD)/ (FGIC
                                    INS), 5/1/2011 Prerefunded 5/1/2009
                                    @100
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,500,000    0         1,500,000    Roseville, MI School District, (UT      AAA/Aaa      1,601,280     -               1,601,280
                                    GO), 4.45% (Financial Security
                                    Assurance, Inc. and Q-SBLF
                                    LOCs)/(Original Issue Yield:
                                    4.45%), 5/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
5,000,000    0         5,000,000    Saginaw, MI, Hospital Finance           A            5,475,250     -               5,475,250
                                    Authority, (Series F), 6.50%
                                    (Origianl Issue Yield: 6.645%),
                                    7/1/2030
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,500,000 1,500,000    Saginaw, MI, Hospital Finance           AAA/Aaa      -             1,720,890       1,720,890
                       Authority, Refunding Revenue Bonds
                        (Series 1999E), 5.625% (Covenant
                        Medical Center, Inc.)/(MBIA INS),
                                    7/1/2013
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            2,000,000 2,000,000    Saline, MI, Area Schools, UT GO         AA+/Aa1      -             2,375,920       2,375,920
                       Bonds (Series 2000A), 5.75% (Q-SBLF
                                    GTD), 5/1/2018
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
100,000      0         100,000      Saline, MI, Building Authority, (GO     AAA/Aaa      102,522       -               102,522
                                    UT), 7.00% (AMBAC LOC), 7/1/2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Sault Ste Marie, MI, Area Public        AAA/Aaa      -             1,121,070       1,121,070
                                    Schools, UT GO Bonds, 5.375%
                                    (Q-SBLF GTD)/(FGIC INS)/(Original
                                    Issue Yield:5.65%), 5/1/2019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            675,000   675,000      South Lyon, MI, Community School        AA+/Aa1      -             781,157         781,157
                        District, UT GO Bonds, Series A,
                       5.75% (Q-SBLF GTD)/(Original Issue
                             Yield: 5.85%), 5/1/2019
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,250,000    0         1,250,000    Trenton, MI Building Authority, (UT     AAA/Aaa      1,422,875     -               1,422,875
                                    GO), 5.625% (AMBAC LOC)/(Original
                                    Issue Yield: 5.73%), 10/1/2021
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Troy, MI City School District, (UT      AAA/Aa1      1,084,070     -               1,084,070
                        GO), 4.75% (Q-SBLF LOC)/(Original
                      Issue Yield: 4.80%), 5/1/2007 (@100)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    University of Michigan, (Series         AA/Aa2       1,106,090     -               1,106,090
                       A-1), 5.25% (Original Issue Yield:
                                    4.98%), 12/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Utica, MI, Community Schools,           AA+/Aa1      -             1,140,000       1,140,000
                       School Building & Site UT GO Bonds,
                                    5.00% (Q-SBLF GTD), 5/1/2012
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Utica, MI, Community Schools, UT GO     AAA/Aaa      -             1,148,090       1,148,090
                        School Building & Site Refunding
                                    Bonds, 5.50% (Q-SBLF GTD), 5/1/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,375,000    0         1,375,000    Washtenaw Community College, MI,        AA/A1        1,424,775     -               1,424,775
                                    (Series A), 4.35% (Original Issue
                                    Yield: 4.35%), 4/1/2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,200,000    0         1,200,000    Washtenaw Community College, MI,        AA/Aa3       1,288,308     -               1,288,308
                                    (Series A), 4.90% (Original Issue
                                    Yield: 4.90%), 4/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,450,000    0         1,450,000    Waterford, MI School District, (UT      AAA/Aa1      1,549,427     -               1,549,427
                                    GO), 4.85% (Q-SBLF LOC)/(Original
                                    Issue Yield: 4.90%), 6/1/2010
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Waverly, MI, Community Schools,         AAA/Aaa      -             1,158,500       1,158,500
                                    School Building and Site UT GO
                        Bonds (Series 2000), 5.75% (FGIC
                                    INS), 5/1/2015
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Wayne County, MI, Building              AAA/Aaa      -             1,100,720       1,100,720
                                    Authority, LT GO Capital
                                    Improvement Bonds, 5.35% (MBIA
                                    INS)/(Original Issue Yield: 5.40%),
                                    6/1/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
900,000      0         900,000      West Bloomfield, MI, School             AAA/Aaa      1,066,599     -               1,066,599
                                    District, (GO UT), 5.70% (FGIC
                                    LOC)/(Original Issue Yield: 5.75%),
                                    5/1/2014
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,775,000 1,775,000    West Bloomfield, MI, School             AAA/Aaa      -             2,022,666       2,022,666
                        District, Refunding UT GO Bonds,
                        5.50% (MBIA Insurance Corp. INS),
                                    5/1/2015
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    West Branch Rose City, MI, School       AAA/Aaa      -             1,130,650       1,130,650
                                    District, UT GO Bonds, 5.50%
                                    (Q-SBLF GTD)/(FGIC INS)/(Original
                                    Issue Yield: 5.60%), 5/1/2017
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            600,000   600,000      West Ottawa, MI, Public School          AA+/Aa1      -             634,464         634,464
                                    District, UT GO Bonds (Series
                                    2002A), 4.00% (Q-SBLF GTD), 5/1/2006
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            800,000   800,000      West Ottawa, MI, Public School          AA+/Aa1      -             857,904         857,904
                                    District, UT GO Bonds (Series
                                    2002A), 4.00% (Q-SBLF GTD), 5/1/2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,000,000 1,000,000    Western Michigan University,            AAA/Aaa      -             1,139,230       1,139,230
                                    Revenue Refunding Bonds, 5.00%
                                    (MBIA INS), 11/15/2009
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,025,000 1,025,000    Whitehall, MI, District Schools, UT     AAA/Aaa      -             1,174,547       1,174,547
                                    GO Bonds, 5.50% (Q-SBLF GTD),
                                    5/1/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,000,000    0         1,000,000    Wixon, MI, (UT GO), 4.75% (AMBAC        AAA/Aaa      1,016,040     -               1,016,040
                                    LOC)/(Original Issue Yield:
                                    4.986%), 5/1/2004 (@101)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,710,000 1,710,000    Woodhaven-Brownstown, MI, School        AAA/Aaa      -             1,948,083       1,948,083
                                    District, UT GO Bonds, 5.375%
                                    (Q-SBLF GTD), 5/1/2016
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1,700,000    0         1,700,000    Wyandotte, MI Electric Authority,       Aaa/Aaa      1,904,646     -               1,904,646
                                    Refunding Revenue Bonds, 6.25%
                                    (MBIA Insurance Corp.
                                    LOC)/(Original Issue Yield: 6.55%),
                                    10/1/2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Long-Term Municipals                           58,369,555    158,953,698     217,323,253
                                    (identified cost $199,867,178)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
MUNICIPALS- 0.1%
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico
- 0.1%
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
0            1,600,000 100,000      Puerto Rico Government Development      AAA/Aaa      -             100,000         100,000
                                    Bank, Weekly VRDNs (MBIA
                                    INS)/(Credit Suisse First Boston
                                    LIQ) (at amortized cost)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                    Total                                                -             100,000         100,000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Mutual Fund- 1.2%
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2,753,973    -         2,753,973    Muncipal Obligations Fund, Series                    2,753,973     -               2,753,973
                                    IS (identified cost $2,753,973)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                    Total                                                2,753,973     -               2,753,973
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments - 98.9%                            61,123,528    159,053,698     220,177,226
                        (identified cost $202,721,151)(2)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                    Other Assets and Liabilities - 1.1)%                 570,185       2,017,603       2,587,788
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Net Assets - 100%                              $             $               $
                                                                                         61,693,713    161,071,301     222,765,014
-----------------------------------------------------------------------------------------=========================================
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

     1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
     2 The cost of investments for federal tax purposes amounts to $202,721,152 for the Pro Forma Combined.

     Note: The categories of investments are shown as a percentage of total net assets of the Pro Forma Combined at February
    29, 2004
     The following acronyms are used throughout these portfolios:
 AMBAC            -American Municipal Bond Assurance Corporation
 COL              -Collateralized
 EDC              -Economic Development Commission
 FGIC             -Financial Guaranty Insurance Company
 FSA              -Financial Security Assurance
 GNMA             -Government National Mortgage Association
 GO               -General Obligation
 GTD              -Guaranteed
 INS              -Insured
 LIQ              -Liquidity Agreement
 LO               -Limited Obligation
 LOC              -Letter of Credit
 LT               -Limited Tax
 MBIA             -Municipal Bond Insurance Association
 PCA              -Pollution Control Authority
 PCR              -Pollution Control Revenue
 Q-SBLF           -Qualified State Bond Loan Fund
 SFM              -Single Family Mortgage
 UT               -Unlimited Tax
 VRDNs            -Variable Rate Demand Notes

    (See Notes to Pro Forma Financial Statements)







-------------------------------------------------------------------------------------------------------------------------
                                      Golden Oak Michigan Tax Free Bond Portfolio


                                    Federated Michigan Intermediate Municipal Trust


                                Pro Forma Combining Statements of Assets and Liabilities


                                             February 29, 2004 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                     Golden Oak Michigan     Federated Michigan         Pro Forma          Pro Forma
                                           Tax Free             Intermediate            Adjustment          Combined
                                             Bond             Municipal Trust
                                                                                                                        -
-------------------------------------------------------------------------------------------------------------------------
  Assets:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Investments in securities,             $     61,123,528      $      159,053,698           $       -                 $
  at value                                                                                                  220,177,226
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Cash
                                                        -                  54,246                   -            54,246
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Income receivable
                                                  817,005               2,371,432                   -         3,188,437
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Receivable for shares sold
                                                        -                 207,531                   -           207,531
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Prepaid expenses
                                                        -                   9,810                   -             9,810
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
       Total assets
                                               61,940,533             161,696,717                   -       223,637,250
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Liabilities:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Payable for shares redeemed                 $         -       $         273,319            $      -       $   273,319
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Net payable for swap
  contracts                                             -                  76,561                   -            76,561
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Payable for investment
  adviser fee                                      13,084                       -                   -            13,084
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Payable for administrative
  personnel and services fee                        2,629                       -                   -             2,629
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Payable for transfer and
  dividend disbursing agent                         3,875                   5,866                   -             9,741
  fees and expenses
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Income distribution payable
                                                  206,739                 260,814                   -           467,553
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Payable for distribution
  services fee                                        144                       -                   -               144
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Payable for shareholder
  services fee                                          -                   8,856                   -             8,856
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Accrued expenses
                                                   20,349                       -                   -            20,349
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
       Total liabilities
                                                  246,820                 625,416                   -           872,236
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Net Assets                             $     61,693,713      $      161,071,301           $       -                 $
                                                                                                            222,765,014
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Net Assets Consists of:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Paid in capital                        $     57,132,177      $      149,280,646          $        -
                                                                                                            206,412,823
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
  of investments and swap                       4,712,374              12,667,140                   -        17,379,514
  contracts
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment
  income                                               16                   1,744                   -             1,760
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Accumulated net realized
  loss on investments and swap                  (150,854)               (878,229)                   -       (1,029,083)
  contracts
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
       Total Net Assets                  $     61,693,713      $      161,071,301          $        -                 $
                                                                                                            222,765,014
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Net Assets:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Institutional Shares               $     61,085,238         $             -      $ (61,085,238) (a)    $        -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Class A Shares                        $      608,475      $      161,071,301       $  61,085,238 (a)             $
                                                                                                             61,085,238
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Shares Outstanding:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Institutional Shares                      5,894,323                                 (5,894,323) (a)
                                                                                -                                     -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Class A Shares                                58,714              13,853,242           5,245,990 (a)    19,157,946
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Institutional Shares                  $       10.36          $            -            $      -        $        -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Class A Shares                         $       10.36        $          11.63            $      -       $     11.63
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Offering Price Per Share
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Institutional Shares                  $       10.36          $            -            $      -        $        -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Class A Shares                         $       10.85 *      $          11.99 **         $      -       $     11.99 **
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Redemption Proceeds Per Share
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Institutional Shares                  $       10.36          $            -            $      -        $        -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
     Class A Shares                         $       10.36        $          11.63            $      -       $     11.63
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Investments, at identified             $     56,411,154      $      146,309,997            $      -                 $
  cost                                                                                                      202,721,151
-------------------------------------------------------------------------------------------------------------------------



* Computation of offering price per share 100/95.5 of net asset value.


** Computation of offering price per share 100/97.0 of net asset value.


(a) Adjustment to reflect net asset and share balances as a result of the combination.


(See Notes to Pro Forma Financial Statements)


-----------------------------------------------------------------------------------------------------------------------------
                                        Golden Oak Michigan Tax Free Bond Portfolio


                                      Federated Michigan Intermediate Municipal Trust


                                        Pro Forma Combining Statements of Operations


                                   For the six months ended February 29, 2004 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                          Golden Oak Michigan      Federated Michigan        Pro Forma         Pro Forma
                                                Tax Free              Intermediate           Adjustment         Combined
                                             Bond Portfolio          Municipal Trust
                                                                                                                           --
-----------------------------------------------------------------------------------------------------------------------------
Investment Income:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Interest                                    $        1,472,244       $        3,337,678                                  $
                                                                                                        -        4,809,922
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Total income                                                                                       -
                                                     1,472,244                3,337,678                          4,809,922
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee
                                                       155,519                  307,393          (31,105) (a)      431,807
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Administrative personnel and services fee
                                                        53,654                   70,424          (29,282) (b)       94,796
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees
                                                         8,226                    3,694           (7,445) (c)        4,475
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent
fees and expenses                                       11,304                   27,325           (3,000) (d)       35,629
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Directors'/Trustees' fees
                                                           323                    1,380             (323) (e)        1,380
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Auditing fees
                                                         6,811                    7,030           (6,811) (f)        7,030
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Legal fees
                                                         2,082                    2,513           (2,082) (g)        2,513
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio accounting fees
                                                        14,245                   28,530           (3,772) (h)       39,003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Distribution services fee - Class A
Shares                                                     745                        -             (745) (i)            -
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Shareholder services fee - Class A Shares
                                                             -                  192,120            77,759 (j)      269,879
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Share registration costs
                                                        17,141                   11,654          (13,222) (k)       15,573
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Printing and postage
                                                         1,423                    9,320             (300) (l)       10,443
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Insurance premiums
                                                         3,917                      779           (3,917) (m)          779
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous
                                                           414                    1,269             (337) (n)        1,346
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Total expenses
                                                       275,804                  663,431          (24,582)          914,653
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Waivers:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Waiver of investment adviser fee
                                                      (71,426)                (124,849)            34,183 (o)    (162,092)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Waiver of administrative personnel
and services fee                                             -                  (7,748)             (951) (p)      (8,699)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Waiver of transfer and dividend
disbursing agent fees and expenses                           -                  (4,500)                 -          (4,500)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Waiver of shareholder services fee
                                                             -                (138,327)          (55,987) (q)    (194,314)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Waivers
                                                      (71,426)                (275,424)          (22,755)        (369,605)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Expenses
                                                       204,378                  388,007          (47,337)          545,048
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income                  $        1,267,866      $         2,949,671       $    47,337                $
                                                                                                                 4,264,874
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss) on Investments and Swap
Contracts:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
                                                        80,348                   18,876                 -           99,224
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on
swap contracts                                               -                 (76,561)                 -         (76,561)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of
investments                                          1,011,869                6,256,027                 -        7,267,896
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments and swap contracts                       1,092,217                6,198,342                 -        7,290,559
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
          Change in net assets resulting    $        2,360,083      $         9,148,013       $    47,337                $
from operations                                                                                                 11,555,433
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------



(See Notes to Pro Forma Financial Statements)
-----------------------------------------------------------------------------------------------------------------------------



                   Golden Oak Michigan Tax Free Bond Portfolio

                 Federated Michigan Intermediate Municipal Trust

                     Notes to Pro Forma Financial Statements

                 Six Months Ended February 29, 2004 (Unaudited)



Note 1. Basis of Combination

     The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Golden Oak(R) Michigan Tax Free Bond Portfolio and Federated Michigan Intermediate Municipal Trust, individually referred to as (the "Fund") or collectively as (the "Funds"), for the six months ended February 29, 2004. These statements have been derived from the books and records utilized in calculating daily net asset values at February 29, 2004.

     The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed exchange of assets of Golden Oak(R) Michigan Tax Free Bond Portfolio for shares of Federated Michigan Intermediate Municipal Trust. Under generally accepted accounting principles, Federated Michigan Intermediate Municipal Trust will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the six months ended February 29, 2004, Golden Oak(R) Michigan Tax Free Bond Portfolio and Federated Michigan Intermediate Municipal Trust paid investment advisory fees computed at the annual rate of 0.50% and 0.40%, respectively, as a percentage of average daily net assets.

     All  costs  with  respect  to the  exchange  will  be  borne  by  Federated
Investment  Management  Company  and  CB  Capital  Management,   Inc.  or  their
respective affiliates.



Note 2. Shares of Beneficial Interest

     The Pro Forma Class A Shares net asset value per share assumes the issuance of 52,319 Shares of Federated Michigan Intermediate Municipal Trust in exchange for 58,714 Class A Shares of Golden Oak(R) Michigan Tax Free Bond Portfolio which would have been issued at February 29, 2004 in connection with the proposed reorganization.

     The Pro Forma Institutional Class Shares net asset value per share assumes the issuance of 5,252,385 Class A Shares of Federated Michigan Intermediate Municipal Trust in exchange for 5,894,323 Institutional Class Shares of Golden Oak(R) Michigan Tax Free Bond Portfolio which would have been issued at February 29, 2004 in connection with the proposed reorganization.



Note 3.  Pro Forma Adjustments

     (a) Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment advisory fee equal to 0.40% of the Funds' average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Adjustment to reflect the investment adviser fee being brought in line based on combined average daily net assets of both funds.

     (b) Federated Administrative Services (FAS), provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the level of average aggregate daily net assets of the Federated Funds. FAS may voluntarily choose to waive a portion of its fee and can modify or terminate its voluntary waiver at anytime at its sole discretion. Adjustment to reflect the administrative personnel and services fee being brought in line based on combined average daily net assets of both funds.

     (c) Adjustment to reflect the custodian fees reduction due to the combining of two portfolios into one.

     (d) Federated Services Company (FServ) through its subsidiary, Federated Shareholder Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the number of share classes and accounts per fund and the level of average aggregate net assets of the Fund for the period. The adjustment is due to the combining of two portfolios into one.

     (e) Adjustment to reflect the directors'/trustees' fee reduction due to the combining of two portfolios into one.

     (f) Adjustment to reflect the auditing fee reduction due to the combining of two portfolios into one.

     (g) Adjustment to reflect the legal fee reduction due to the combining of two portfolios into one.

     (h) The portfolio accounting fee is based on the level of average daily net assets of the Fund for the period, plus out-of-pocket expenses. Adjustment is due to the combining of two portfolios into one.

     (i) Adjustment to reflect reduction of Class A Shares distribution services fee which is no longer applicable.

     (j) Adjustment to reflect Class A Shares shareholder services fee after combination.

     (k) Adjustment to reflect the reduction in Share registration costs due to the combining of two portfolios into one.

     (l) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

     (m) Insurance expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

     (n) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

     (o) Adjustment to reflect waiver of investment adviser fee based on combined average net assets of the two funds.

     (p) Adjustment to reflect waiver of administrative personnel and services fee based on the combined average net assets of the two funds.

     (q) Adjustment to reflect waiver of shareholder services fee based on the combined average net assets of the two funds.

     (r) Adjustment to reflect waiver of transfer and dividend disbursing agent fees and expenses based on the combined average net assets of funds.




------------------------------------------------------------------------------------------------------------------------------
                                         Golden Oak Michigan Tax Free Bond Portfolio


                                       Federated Michigan Intermediate Municipal Trust


                                        Pro Forma Combining Portfolios of Investments


                                                 August 31, 2003 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 Golden Oak  Federated  Pro                                         Credit    Golden Oak Michigan     Federated    Pro Forma
  Michigan    Michigan   Forma                                      Rating1         Tax Free           Michigan     Combined
  Tax Free   IntermediatCombined                                                 Bond Portfolio      Intermediate
    Bond     Municipal                                                                                Municipal
 Portfolio     Trust                                                                                    Trust



------------------------------------------------------------------------------------------------------------------------------
Long-Term Municipals -
97.5%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Michigan -
97.5%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   $       - $1,020,000 $1,020,000Allen Park, MI, Public            AAA/Aaa                                      $  $
                                  School District, School                    $                           1,033,413  1,033,413
                                  Building & Site UT GO Bonds,               -
                                  3.00% (Q-SBLF GTD), 5/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     365,000          - 365,000   Anchor Bay, MI School             AAA/Aaa                                      -    422,484
                                  District, (Series II),                     422,484
                                  6.125% (Q-SBLF
                                  LOC)/(Original Issue Yield:
                                  5.15%), 5/1/2011
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -    500,000 500,000   Anchor Bay, MI, School            AAA/Aaa                                550,050    550,050
                                  District, Refunding UT GO                  -
                                  Bonds (Series III), 5.50%
                                  (Q-SBLF GTD), 5/1/2014
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Anchor Bay, MI, School            AAA/Aaa                                         1,081,900
                                  District, Refunding UT GO                  -                      1,081,900
                                  Bonds (Series III), 5.50%
                                  (Q-SBLF GTD), 5/1/2017
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,070,000 1,070,000 Anchor Bay, MI, School            AAA/Aaa                                         1,223,877
                                  District, Refunding UT GO                  -                      1,223,877
                                  Bonds (Series 1999I), 5.75%
                                  (FGIC INS)/(Original Issue
                                  Yield: 5.80%), 5/1/2014
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     250,000          - 250,000   Big Rapids, MI Public School      AAA/Aaa                                           274,088
                                  District, (GO UT), 7.30%                   274,088                -
                                  (FGIC and Q-SBLF
                                  LOCs)/(Original Issue Yield:
                                  5.15%), 5/1/2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,500,000          - 1,500,000 Bishop, MI International           A/NR                                           1,452,015
                                  Airport Authority, (Series                 1,452,015              -
                                  B), 5.125% (Original Issue
                                  Yield: 5.25%), 12/1/2017
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,090,000 1,090,000 Boyne City, MI, Public            AAA/Aaa                                         1,201,529
                                  School District, UT GO                     -                      1,201,529
                                  Bonds, 5.60% (FGIC
                                  INS)/(Original Issue Yield:
                                  5.70%), 5/1/2014
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,215,000 1,215,000 Bridgeport Spaulding, MI,         AAA/Aaa                                         1,330,121
                                  Community School Disrtict,                 -                      1,330,121
                                  UT GO Bonds, 5.50% (Q-SBLF
                                  GTD), 5/1/2015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,125,000 1,125,000 Brighton Township, MI, LT GO      AAA/Aaa                                         1,159,402
                                  Sanitary Sewer Drainage                    -                      1,159,402
                                  District, 5.25% (FSA
                                  INS)/(Original Issue Yield:
                                  5.68%), 10/1/2020
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,050,000 2,050,000 Caledonia, MI, Community          AAA/Aaa                                         2,188,785
                                  Schools, UT GO Bonds, 5.40%                -                      2,188,785
                                  (Q-SBLF GTD)/(Original Issue
                                  Yield: 5.48%), 5/1/2018
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     860,000          - 860,000   Central Michigan University,      AAA/Aaa                                           953,663
                                  Refunding Revenue Bonds,                   953,663                -
                                  5.20% (FGIC LOC)/(Original
                                  Issue Yield5.227%), 10/1/2009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,775,000 1,775,000 Charles Stewart Mott              AAA/Aaa                                         1,910,734
                                  Community College, MI,                     -                      1,910,734
                                  Building & Improvement UT GO
                                  Bonds, 5.50% (FGIC
                                  INS)/(Original Issue Yield:
                                  5.63%), 5/1/2018
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,070,000 1,070,000 Charlevoix, MI, Public            AAA/Aaa                                         1,151,117
                                  School District, Refunding                 -                      1,151,117
                                  UT GO Bonds, 5.25% (Q-SBLF
                                  GTD), 5/1/2014
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,245,000 1,245,000 Charlevoix, MI, Public            AAA/Aaa                                         1,327,469
                                  School District, Refunding                 -                      1,327,469
                                  UT GO Bonds, 5.25% (Q-SBLF
                                  GTD), 5/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,690,000 1,690,000 Chippewa Valley, MI Schools,      AAA/Aaa                                         1,858,087
                                  Refunding UT GO Bonds, 5.00%               -                      1,858,087
                                  (Q-SBLF GTD), 5/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,775,000 1,775,000 Chippewa Valley, MI Schools,      AAA/Aaa                                         1,943,181
                                  School Building & Site                     -                      1,943,181
                                  Refunding Bonds, 5.50%
                             (Q-SBLF GTD), 5/1/2015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Cornell Township MI,             BBB/Baa2                                         1,014,000
                                  Economic Development Corp.,                -                      1,014,000
                                  Refunding Revenue Bonds,
                                  5.875% (MeadWestvaco Corp.),
                                  5/1/2018
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,665,000 2,665,000 Detroit, MI, City School          AAA/Aaa                                         2,998,924
                                  District, UT GO Bonds                      -                      2,998,924
                                  (Series 2001A), 5.50%
                             (Q-SBLF GTD), 5/1/2009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,335,000 1,335,000 Detroit, MI, Refunding UT GO      AAA/Aaa                                         1,472,745
                                  Bonds, 5.75% (FSA INS),                    -                      1,472,745
                                  04/1/2010
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     500,000          - 500,000   Detroit, MI Water Supply          AAA/Aaa                                           549,615
                                  System, (Series A), 5.10%                  549,615                -
                                  (MBIA Insurance Corp.
                                  LOC)/(Original Issue Yield:
                                  5.20%), 7/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Detroit, MI Water Supply          AAA/Aaa                                         1,143,830
                                  System, (Series A), 5.75%                  1,143,830              -
                                  (FGIC LOC)/(Original Issue
                                  Yield: 5.84%), 7/1/2019
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     200,000          - 200,000   Detroiy, MI, UT GO Bonds,         AAA/Aaa                                           204,396
                                  5.00% (AMBAC INS)/(Original                204,396                -
                                  Issue Yield: 5.10%), 5/1/2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Detroiy, MI, UT GO Bonds,         AAA/Aaa                                         1,110,880
                                  5.25% (AMBAC INS)/(Original                1,110,880              -
                                  Issue Yield: 5.29%), 5/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Detroit, MI, UT GO Bonds          AAA/Aaa                                         1,020,200
                                  (Series 1999A), 5.00% (FSA                 -                      1,020,200
                                  INS)/(Original Issue Yield:
                                  5.16%), 4/1/2019
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Detroit, MI, UT GO Bonds          AAA/Aaa                                         1,071,690
                                  (Series 2001A-1), 5.375%                   -                      1,071,690
                                  (MBIA INS), 4/1/2017
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Detroit/Wayne County, MI,         AAA/Aaa                                         1,084,920
                                  Stadium Authority, Revenue                 -                      1,084,920
                                  Bonds, 5.25% (FGIC
                                  INS)/(Original Issue Yield:
                                  5.55%), 2/1/2011
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Dickinson County, MI, EDC,       BBB/Baa2                                         1,023,090
                                  Refunding Environmental                    -                      1,023,090
                                  Improvement Revenue Bonds
                                  (Series 2002A), 5.75%
                                  (International Paper Co.)
                                  06/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,925,000 1,925,000 East Grand Rapids, MI,            AAA/Aaa                                         2,061,482
                                  Public School District,                    -                      2,061,482
                                  Refunding UT GO Bonds
                                  (Series 2001), 5.50% (Q-SBLF
                                  GTD), 5/01/2019
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     315,000          - 315,000   East Lansing, MI, (Series          AA/A1                                            315,580
                                  B), 4.85% (Original Issue                  315,580                -
                                  Yield: 4.849%), 10/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Ecorse, MI, Public School         AAA/Aaa                                         1,079,810
                                  District, UT GO Bonds, 5.50%               -                      1,079,810
                                  (FGIC)/(Original Issue
                                  Yield: 5.59%), 5/1/2017
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,100,000          - 1,100,000 Farmington, MI Public School      AAA/Aaa                                         1,150,402
                                  District, UT GO Bonds, 4.00%               1,150,402              -
                                  (Q-SBLF LOC)/(Original Issue
                                  Yield: 4.27%), 5/1/2009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,120,000 1,120,000 Ferndale, MI, Refunding UT        AAA/Aaa
                                  GO Bonds, 4.50% (FGIC INS),                -                      1,207,192       1,207,192
                                  4/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,160,000 2,160,000 Ferndale, MI, School              AAA/Aaa                                         2,303,078
                                  District, Refunding UT GO                  -                      2,303,078
                                  Bonds, 5.25% (Q-SBLF GTD),
                                  5/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     675,000          - 675,000   Ferris State University of        AAA/Aaa                                           754,360
                                  Michigan, Refunding Revenue                754,360                -
                                  Bonds, 5.40% (AMBAC
                                  LOC)/(Original Issue Yield:
                                  5.45%), 10/1/2009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,040,000          - 1,040,000 Flint, MI EDA, UT GO Bonds,       AAA/Aaa                                         1,048,310
                                  6.00% (MBIA Insurance Corp.                1,048,310              -
                                  LOC)/(Original Issue Yield:
                                  4.75%), 11/1/2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,000,000 2,000,000 Forest Hills, MI, Public          NR/Aa2                                          2,087,140
                                  School, UT GO Bonds, 5.25%                 -                      2,087,140
                                  (Original Issue Yield:
                                  5.50%), 5/1/2019
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -    250,000 250,000   Garden City, MI, School           AAA/Aaa                                           260,057
                                  District, UT GO Refunding                  -                      260,057
                                  Bonds, 5.90% (FSA INS),
                                  5/1/2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -    565,000 565,000   Garden City, MI, School           AAA/Aaa                                           587,962
                                  District, UT GO Refunding                  -                      587,962
                                  Bonds, 6.00% (FSA INS),
                                  5/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -    515,000 515,000   Garden City, MI, School           AAA/Aaa                                           536,290
                                  District, UT GO Refunding                  -                      536,290
                                  Bonds, 6.10% (FSA INS),
                                  5/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     200,000          - 200,000   Grand Rapids, MI, 6.60%           AAA/Aaa                                           211,104
                                  (MBIA Insurance Corp.                      211,104                -
                                  LOC)/(Original Issue Yield:
                                  6.70%), 6/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Harper Creek, MI, Community       AAA/Aaa                                         1,019,750
                                  School District, UT GO                     -                      1,019,750
                                  Bonds, 5.125% (Q-SBLF
                                  GTD)/(Original Issue
                                  Yield:5.21%), 5/1/2021
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Hartland, MI, Consolidated        AAA/Aaa                                         1,077,070
                                  School District, Refunding                 -                      1,077,070
                                  UT GO Bonds, 5.375% (Q-SBLF
                                  GTD), 5/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,650,000 1,650,000 Hartland, MI, Consolidated        AAA/Aaa                                         1,873,525
                                  School District, Refunding                 -                      1,873,525
                                  UT GO Bonds, 5.75% (Q-SBLF
                                  GTD), 5/1/2010
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,315,000 1,315,000 Hazel Park, MI, School            AAA/Aaa                                         1,406,708
                                  District, UT GO Bonds, 5.00%               -                      1,406,708
                                  (Q-SBLF GTD), 5/1/2013
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,660,000 1,660,000 Hemlock, MI, Public School        AAA/Aaa                                         1,787,289
                                  District, UT GO Bonds, 5.50%               -                      1,787,289
                                  (Q-SBLF GTD), 5/1/2018
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Howell, MI Public Schools,        AAA/Aaa                                         1,032,190
                                  UT GO Bonds, 5.00% (FGIC and               1,032,190              -
                                  Q-SBLF LOCs)/(Original Issue
                                  Yield:5.10%), 5/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,375,000 1,375,000 Howell, MI, Public Schools,       AAA/Aaa                                         1,479,142
                                  Refunding UT GO Bonds                      -                      1,479,142
                                  (Series 2001), 5.25% (Q-SBLF
                                  GTD), 5/1/2014
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,575,000          - 1,575,000 Howell, MI Public Schools,        AAA/Aaa                                         1,658,003
                                  UT GO Bonds, 5.25% ( Q-SBLF                1,658,003              -
                                  LOCs)/(Original Issue Yield:
                                  4.89%), 5/1/2017
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,000,000 2,000,000 Howell, MI, Public Schools,       AAA/Aaa                                         2,300,580
                                  UT GO Bonds, 5.875% (Q-SBLF,               -                      2,300,580
                                  United States Treasury GTD
                                  and MBIA INS)/(Original
                                  Issue Yield: 5.95%), 5/1/2022
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     250,000          - 250,000   Iron Mountain, MI, UT GO          AAA/Aaa                                           253,890
                                  Bonds, 5.00% (AMBAC INS),                  253,890                -
                                  11/1/2001
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,575,000          - 1,575,000 Jenison, MI Public Schools,       AAA/Aaa                                         1,732,028
                                  UT GO Bonds, 5.25% (FGIC                   1,732,028              -
                                  LOC)/(Original Issue Yield:
                                  4.56%), 5/1/2011
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,000,000 2,000,000 Jackson County, MI, Public        AAA/Aaa                                         2,163,260
                                  Schools, UT GO Bonds, 5.60%                -                      2,163,260
                                  (Q-SBLF GTD)/ (FGIC
                                  INS)/(Original Issue Yield:
                                  5.70%), 5/1/2019
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,350,000 1,350,000 Kalamazoo, MI, City School        AAA/Aaa                                         1,435,793
                                  District, Building & Site UT               -                      1,435,793
                                  GO Bonds, 5.00% (FSA INS),
                                  5/1/2013
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Kalamazoo, MI Hospital            AAA/Aaa                                         1,029,470
                                  Finance Authority, (Borgess                1,029,470              -
                                  Medical Center Series A) Revenue Bonds, 5.00%
                                  (AMBAC LOC)/(Original Issue Yield:
                                  5.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     500,000          - 500,000   Kent County, MI Building          AAA/Aaa                                           528,285
                                  Authority, GO LT, 5.00%                    528,285                -
                                  (Original Issue
                                  Yield:5.10%), 12/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     500,000          - 500,000   Kent County, MI Building          AAA/Aaa                                           528,900
                                  Authority, GO LT, 5.10%                    528,900                -
                                  (Original Issue
                                  Yield:5.20%), 12/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Kent Hospital Finance             AA/Aa3                                          1,056,350
                                  Authority, MI, Revenue                     -                      1,056,350
                                  Bonds, 5.50% (Spectrum
                                  Health), 01/15/2015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,500,000 1,500,000 Kentwood, MI, Public              AA-/Aa2                                         1,525,245
                                  Schools, UT GO Bonds, 4.00%,               -                      1,525,245
                                  5/1/2011
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,925,000 1,925,000 Lake Fenton, MI, Community        AAA/Aaa                                         2,082,657
                                  Schools, UT GO Bonds, 5.50%                -                      2,082,657
                                  (Q-SBLF GTD), 5/1/2017
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Lake Orion, MI School             AAA/Aaa                                         1,142,120
                                  District, (Series A) GO UT,                1,142,120              -
                                  5.75% (Original Issue Yield:
                                  5.89%), 5/1/2015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,700,000 1,700,000 Lake Superior State               AAA/Aaa                                         1,798,872
                                  University, MI, Geberal                    -                      1,798,872
                                  Revunue Bonds, 5.50% (AMBAC
                                  INS), 11/15/2021
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,500,000 1,500,000 Lakeshore, MI, Public Schools, UT GO                                              1,623,795
                                  Bonds, 5.70% (Q-SBLF, United States        -                      1,623,795
                                  Treasury GTD and MBIA INS)/(Original
                                  Issue Yield:5.92%), 5/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Lanse Creuse, MI, Public          AAA/Aaa                                         1,078,910
                                  Schools, UT GO Bonds (Series               -                      1,078,910
                                  2000), 5.40% (Q-SBLF
                                  GTD)/(FGIC INS)/(Original
                                  Issue Yield:5.50%), 5/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     250,000          - 250,000   Lansing, MI Tax Increment,        AA+/A1                                            250,950
                                  GO LT, 6.10%, 10/1/2003                    250,950                -
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     115,000          - 115,000   Lincoln, MI Consolidated          AAA/Aaa                                           120,206
                                  School District, UT GO                     120,206                -
                                  Bonds, 5.75% (Q-SBLF LOC),
                                  5/1/2009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     250,000          - 250,000   Livonia, MI Municipal              AA/A1                                            258,540
                                  Building Authority, GO LT,                 258,540                -
                                  5.75%, 6/1/2004
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Madison, MI, District Public      AAA/Aaa                                         1,091,020
                                  Schools, Refunding UT GO                   -                      1,091,020
                                  Bonds, 5.50% (Q-SBLF
                                  GTD)/(FGIC INS), 05/1/2015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Marquette, MI, Hospital           AAA/Aaa                                         1,058,370
                                  Finance Authority, Hospital                -                      1,058,370
                                  Revenue Refunding Bonds
                                  (1996 Series D), 5.30%
                                  (Marquette General Hospital,
                                  MI)/(FSA INS), 4/1/2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,000,000 2,000,000 Mattawan, MI, Consolidated        AAA/Aaa                                         2,184,720
                                  School District, UT GO                     -                      2,184,720
                                  Bonds, 5.65% (Q-SBLF
                                  GTD)/(FSA INS)/(Original
                                  Issue Yield: 5.67%), 5/1/2018
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,350,000 1,350,000 Michigan Higher Education         AAA/Aaa                                         1,420,578
                                  Student Loan Authority,                    -                      1,420,578
                                  Student Loan Revenue Bonds,
                                  (Series XVII-A), 5.65%
                              (AMBAC LOC), 6/1/2010
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Michigan Municipal Bond           AAA/Aaa                                         1,023,120
                                  Authority, Pollution Control               1,023,120              -
                                  Revenue Bonds, 5.15%,
                                  10/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     810,000          - 810,000   Michigan Municipal Bond           AAA/Aa1                                           897,707
                                  Authority, Revenue Bonds,                  897,707                -
                                  5.50% (State Revolving
                                  Fund), 10/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,500,000 1,500,000 Michigan Municipal Bond           AAA/Aaa                                         1,678,800
                                  Authority, Revenue Bonds,                  -                      1,678,800
                                  5.75% (Clean Water Revolving
                                  Fund), 10/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan Municipal Bond           AAA/Aaa                                         1,160,920
                                  Authority, Revenue Bonds,                  -                      1,160,920
                                  5.75% (Clean Water Revolving
                                  Fund), 10/1/2015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,455,000 1,455,000 Michigan Municipal Bond           AAA/Aaa                                         1,617,654
                                  Authority, Revenue Bonds,                  -                      1,617,654
                                  5.25% (Drinking Water
                                  Revolving Fund), 10/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,190,000 2,190,000 Michigan Municipal Bond           AAA/Aaa                                         2,527,282
                                  Authority, Revenue Bonds,                  -                      2,527,282
                                  5.625% (Drinking Water
                                  Revolving Fund), 10/1/2013
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     250,000          - 250,000   Michigan Municipal Bond           AAA/Aa1                                           254,660
                                  Authority, Revenue Refunding               254,660                -
                                  Bonds, 6.50% (Q-SBLF
                                  LOC)/(Original Issue Yield:
                                  6.60%), 5/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,500,000 2,500,000 Michigan Public Power             AAA/Aaa                                         2,754,875
                                  Agency, Belle River Project                -                      2,754,875
                                  Refunding Revenue Bonds
                                  (Series 2002A), 5.25% (MBIA
                                  INS), 1/1/2010
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     500,000          - 500,000   Michigan Public Power             AAA/Aaa                                           541,450
                                  Agency, Campbell Project                   541,450                -
                                  (Series A), 5.50% (AMBAC
                                  LOC), 1/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,100,000          - 1,100,000 Michigan State Building           AA+/Aa1
                                  Authority, (Series I), 4.75%               1,111,572              -               1,111,572
                                  (Original Issue Yield:
                                  4.98%), 10/15/2018
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan State Building           AA+/Aa1                                         1,072,310
                                  Authority, Facilities                      -                      1,072,310
                                  Program Refunding Revenue
                                  Bonds (Series 2001), 5.50%,
                                  10/15/2019
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan State Building           AA+/Aa1                                         1,054,350
                                  Authority, Facilities                      -                      1,054,350
                                  Program  Revenue Bonds
                                  (Series 2001), 5.125%,
                                  10/15/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,270,000 2,270,000 Michigan State Building           AA+/Aa2                                         2,566,235
                                  Authority, State Police                    -                      2,566,235
                                  Communications Revenue
                                  Bonds, 5.50% 10/1/2008
------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan State Comprehensive      AAA/Aaa                                         1,100,880
                                  Transportation Board,                      -                      1,100,880
                                  Revenue Bonds (Series
                                  2002B), 5.00% (FSA INS),
                                  5/15/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Michigan State Hospital            NR/A1                                          1,023,770
                                  Finance Authority, (Series                 1,023,770              -
                                  A), 5.00% (McLaren Obligated
                                  Group)/(Original Issue
                                  Yield: 5.05%), 10/15/2004
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     600,000          - 600,000   Michigan State Hospital            A-/A1                                            640,386
                                  Finance Authority, (Series                 640,386                -
                                  A), 5.10% (Henry Ford Health
                                  System, MI)/(Original Issue
                                  Yield: 5.20%), 5/15/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     750,000          - 750,000   Michigan State Hospital            NR/A1                                            767,745
                                  Finance Authority, (Series                 767,745                -
                                  A), 5.20% (McLaren Obligated
                                  Group)/(Original Issue
                                  Yield: 5.25%), 10/15/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      60,000          -  60,000   Michigan State Hospital           AAA/Aaa                                            62,108
                                  Finance Authority, (Series                 62,108                 -
                                  P), 4.90% (MBIA Insurance
                                  Corp.)/(Original Issue
                                  Yield: 5.10%), 08/15/2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     940,000          - 940,000   Michigan State Hospital           AAA/Aaa                                           972,900
                                  Finance Authority, (Series                 972,900                -
                                  P), 4.90% (MBIA Insurance
                                  Corp.)/(Original Issue
                                  Yield: 5.10%), 08/15/2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,500,000 1,500,000 Michigan State Hospital            A-/A1                                          1,573,890
                                  Finance Authority, Hospital                -                      1,573,890
                                  Refunding Revenue Bonds
                                  (Series 2003A), 5.50% (Henry
                                  Ford Health System, MI),
                                  3/1/2013
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan State Hospital            A/A1                                           1,049,090
                                  Finance Authority, Hospital                -                      1,049,090
                                  Refunding Revenue Bonds,
                                  5.75% (Sparrow Obligated
                                  Group, MI), 11/15/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Michigan State Hospital           AAA/Aaa                                         1,015,260
                                  Finance Authority, Refunding               1,015,260              -
                                  Revenue Bonds, 4.40% (MBIA
                                  Insurance Corp.
                                  LOC)/(Original Issue Yield:
                                  4.45%) 02/15/2004
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   2,180,000          - 2,180,000 Michigan State Hospital           AAA/Aaa                                         2,323,705
                                  Finance Authority, Refunding               2,323,705              -
                                  Revenue Bonds, 5.00% (AMBAC
                                  LOC)/(Original Issue Yield:
                                  4.70%) 08/15/2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     750,000          - 750,000   Michigan State Hospital           AAA/Aaa                                           770,782
                                  Finance Authority, Refunding               770,782                -
                                  Revenue Bonds, 5.00% (AMBAC
                                  LOC)/(Original Issue Yield:
                                  4.85%) 05/15/2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Michigan State Hospital           BBB/NR                                            986,070
                                  Finance Authority, Refunding               986,070                -
                                  Revenue Bonds, 5.00%,
                                  05/15/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     480,000          - 480,000   Michigan State Hospital           AAA/Aaa                                           531,106
                                  Finance Authority, Refunding               531,106                -
                                  Revenue Bonds, 5.20% (MBIA
                                  Insurance Corp.
                                  LOC)/(Original Issue Yield:
                                  5.199%), 11/15/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     450,000          - 450,000   Michigan State Hospital           AAA/Aaa                                           498,402
                                  Finance Authority, Refunding               498,402                -
                                  Revenue Bonds, 5.30% (MBIA
                                  Insurance Corp.
                                  LOC)/(Original Issue Yield:
                                  5.299%), 11/15/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     450,000          - 450,000   Michigan State Hospital          AAA/Aaaa                                           489,699
                                  Finance Authority, Refunding               489,699                -
                                  Revenue Bonds, 5.40% (MBIA
                                  Insurance Corp.
                                  LOC)/(Original Issue Yield:
                                  5.399%), 11/15/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,400,000          - 1,400,000 Michigan State Hospital           AAA/Aaa                                         1,570,660
                                  Finance Authority, Refunding               1,570,660              -
                                  Revenue Bonds, 5.50% (FSA
                                  LOC)/(Original Issue Yield:
                                  4.95%), 06/01/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan State Hospital           AAA/Aaa                                         1,046,600
                                  Finance Authority, Refunding               -                      1,046,600
                                  Revenue Bonds (Series
                                  1998A0, 4.90% (St, John
                                  Hospital, MI)/(AMBAC
                                  INS)/(Original Issue Yield:
                                  5.05%), 05/15/2013
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,300,000 1,300,000 Michigan State Hospital            A+/A2                                          1,343,238
                                  Finance Authority, Refunding               -                      1,343,238
                                  Revenue Bonds (Series
                                  2002A), 5.50% (Crittenton
                                  Hospital, MI), 3/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,175,000 1,175,000 Michigan State Hospital           AA-/Aa3                                         1,263,149
                                  Finance Authority, Refunding               -                      1,263,149
                                  Revenue Bonds (Series A),
                                  6.00% (Trinity Healthcare
                                  Credit Group)/(Original
                                  Issue Yield:6.14%), 12/1/2020
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan State Hospital            NR/A1                                          1,019,430
                                  Finance Authority, Revenue &               -                      1,019,430
                                  Refunding Bonds (Series
                                  1998A), 5.10% (McLaren
                                  Health Care Corp.)/(Original
                                  Issue Yield:5.15%), 6/1/2013
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,000,000 2,000,000 Michigan State Hospital           AAA/Aaa                                         2,174,460
                                  Finance Authority, Revenue                 -                      2,174,460
                                  Bonds (Series 1993P), 5.375%
                                  (Sisters of Mercy Health
                                  System)/(MBIA INS)/(Original
                                  Issue Yield: 5.55%),
                                  8/15/2014
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,325,000 1,325,000 Michigan State Hospital           NR/Aa2                                          1,416,544
                                  Finance Authority, Revenue                 -                      1,416,544
                                  Bonds (Series 1997W), 5.00%
                                  (Mercy Health
                                  Services)/(original Issue
                                  Yield: 5.26%), 8/15/2011
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,000,000 2,000,000 Michigan State Hospital           AAA/Aaa                                         2,226,440
                                  Finance Authority, Revenue                 -                      2,226,440
                                  Bonds (Series 1999A), 6.00%
                                  (Ascension Health Credit
                                  Group)/(MBIA INS), 11/15/2011
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan State Housing            AAA/Aaa                                         1,019,830
                                  Development Authority,                     -                      1,019,830
                                  (Series A) Rental Housing
                                  Revenue Bonds, 5.55% (MBIA
                                  INS), 04/1/2004
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -    575,000 575,000   Michigan State Housing            NR/Aaa                                            602,600
                                  Development Authority, LO                  -                      602,600
                                  Multifamily Housing Revenue
                                  Refunding Bonds (Series
                                  2000A), 6.30% (Oakbrook
                                  Villa Townhomes)/(GNMA COL
                                  Home Mortgage Program GTD),
                                  07/20/2019
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -    500,000 500,000   Michigan State Housing            AA+/NR                                            508,140
                                  Development Authority,                     -                      508,140
                                  Revenue Bonds (Series A),
                                  5.90%, 12/1/2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan State Housing            AA+/NR                                          1,046,800
                                  Development Authority,                     -                      1,046,800
                                  Revenue Bonds (Series E),
                                  5.55%, 12/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     160,000          - 160,000   Michigan State Housing            AAA/Aaa                                           162,708
                                  Development Authority,                     162,708                -
                                  Revenue Bonds, 6.50%
                                  (Greenwood Village
                                  Project)/(FSA LOC ),
                                  9/15/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan State Housing            AAA/Aaa                                         1,023,600
                                  Development Authority, SFM                 -                      1,023,600
                                  Revenue Bonds (Series
                                  2001A), 5.30% (MBIA INS),
                                  12/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Michigan State Trunk Line,        AAA/Aaa                                         1,078,390
                                  Revenue Bonds (Series                      -                      1,078,390
                                  2001A), 5.50% (FSA INS),
                                  11/1/2018
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  3,000,000 3,000,000 Michigan State, Refunding UT      AAA/Aaa                                         3,319,020
                                  GO Bonds, 5.00% 12/1/2007                  -                      3,319,020
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,000,000 2,000,000 Michigan State, Refunding UT      AAA/Aaa                                         2,222,040
                                  GO Bonds, 5.00% 12/1/2008                  -                      2,222,040
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     400,000          - 400,000   Michigan State South Central     AAA/Aaaa                                           436,832
                                  Power Agency, Refunding                    436,832                -
                                  Revenue Bonds, 5.80% (MBIA
                                  Insurance Corp.
                                  LOC)/(Original Issue Yield:
                                  5.90%), 11/1/2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,105,000          - 1,105,000 Michigan Strategic Fund,          NR/Aa3
                                  (series A), 5.40% (First of                1,166,593              -              1,166,593
                                  American Bank LOC)/(Original
                                  Issue Yield: 5.399%),
                                  8/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,065,000          - 1,065,000 Michigan Strategic Fund,          NR/Aa3                                          1,128,176
                                  (series A), 5.50% (First of                1,128,176              -
                                  American Bank LOC)/(Original
                                  Issue Yield: 5.499%),
                                  8/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     350,000    250,000 600,000   Michigan Strategic Fund, LT      BBB/Baa1                                           645,587
                                  Obligation Revenue Refunding               376,492                269,095
                                  Bonds (Series A), 7.10%
                                  (Ford Motor Co.)/(Original
                                  Issue Yield:7.127%), 2/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -    500,000 500,000   Michigan Strategic Fund, LO        A-/NR                                            494,900
                                  Revenue Bonds (Series 1998),               -                      494,900
                                  5.30% (Porter Hills
                                  Presbyterian Village,
                                  Inc.)/(Original Issue
                                  Yield:5.422%), 7/1/2018
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,250,000 1,250,000 Milan, MI, area Schools, UT       AAA/Aaa                                         1,425,738
                                  GO Bonds (Series 2000A),                   -                      1,425,738
                                  5.75% (Q-SBLF GTD)/(FGIC
                                  INS)/(Original Issue Yield:
                                  5.86%), 5/1/2020
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  4,250,000 4,250,000 Monroe County, MI, PCA, PCR       AAA/Aaa                                         4,508,995
                                  Bonds (Series A), 6.35%                    -                      4,508,995
                                  (Detroit Edison Co.)/(AMBAC
                                  INS), 12/1/2004
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     300,000          - 300,000   Montague, MI, Public School       AAA/Aaa                                           325,446
                                  District, Refunding UT GO                  325,446                -
                                  Bonds, 5.125% (FSA and
                                  Q-SBLF LOCs)/(Original Issue
                                  Yield:4.60%), 5/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     300,000          - 300,000   Montague, MI, Public School       AAA/Aaa                                           321,402
                                  District, Refunding UT GO                  321,402                -
                                  Bonds, 5.125% (FSA and
                                  Q-SBLF LOCs)/(Original Issue
                                  Yield:4.75%), 5/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,005,000 1,005,000 Montague, MI, Public School       AAA/Aaa                                         1,094,958
                                  District, Refunding UT GO                  -                      1,094,958
                                  Bonds, 5.50% (Q-SBLF GTD),
                                  5/1/2015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,200,000 1,200,000 Newaygo, MI, Public Schools,      AAA/Aaa                                         1,312,872
                                  UT GO Bonds, 5.50% (Q-SBLF                 -                      1,312,872
                                  GTD), 5/1/2014
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     500,000          - 500,000   Northville, MI Public School      AAA/Aaa                                           538,160
                                  District, UT GO, 5.00% (FGIC               538,160                -
                                  and Q-SBLF LOCs)/(Original
                                  Issue Yield: 5.05%), 5/1/2010
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,765,000 1,765,000 Oakland County, MI, EDC, LO       NR/Aa3                                          1,829,493
                                  Revenue Bonds (Series 1997),               -                      1,829,493
                                  5.50% (Lutheran Social
                                  Services of Michigan)/(First
                                  of America Bank LOC),
                                  6/1/2014
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Oakland County, MI EDC, LT        NR/Aaa                                          1,060,530
                                  Obligation Refunding Revenue               1,060,530              -
                                  Bonds (Series 1994B), 6.375%
                                  (Cranbrook Educational
                                  Community)/(United States
                                  Treasury GTD), 11/1/2014
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,130,000 1,130,000 Oakland University, MI,           AAA/Aaa                                         1,221,733
                                  Revenue Bonds, 5.75% (MBIA                 -                      1,221,733
                                  INS)/(Original Issue Yield:
                                  5.835%), 5/15/2015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,140,000 1,140,000 Okemos, MI, Public School         AAA/Aaa                                         1,238,656
                                  District, Refunding UT GO                  -                      1,238,656
                                  Bonds, 4.75% (Q-SBLF INS),
                                  5/1/2009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Paw Paw, MI Public School         AAA/Aaa                                         1,063,060
                                  District, School Building &                -                      1,063,060
                                  Site UT GO Bonds, 5.50%
                                  (Q-SBLF GTD)/(Original Issue
                                  Yield: 5.60%), 5/1/2020
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     275,000          - 275,000   Pewamo Westphalia, MI             AAA/Aaa                                           297,437
                                  Community School District,                 297,437                -
                                  UT GO, 5.00% (FGIC and
                                  Q-SBLF LOCS)/(Original Issue
                                  Tield: 4.55%), 5/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,100,000          - 1,100,000 Plymouth-Canton, MI               AAA/Aaa                                         1,131,592
                                  Community School District,                 1,131,592              -
                                  UT GO, 4.50% (FGIC and
                                  Q-SBLF LOCs)/(Original Issue
                                  Yield: 4.55%), 5/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     500,000          - 500,000   Portage, MI Public Schools,       AAA/Aaa                                           515,660
                                  UT GO, 4.35% (FSA                          515,660                -
                                  LOC)/(Original Issue Yield:
                                  4.47%), 5/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     500,000          - 500,000   Portage, MI Public Schools,       AAA/Aaa                                           513,310
                                  UT GO, 4.35% (FSA                          513,310                -
                                  LOC)/(Original Issue Yield:
                                  4.47%), 5/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,625,000 1,625,000 River Rouge, MI, School           AAA/Aaa                                         1,786,623
                                  District, Refunding UT GO                  -                      1,786,623
                                  Bonds, 5.00% (Q-SBLF
                                  GTD)/(FGIC INS), 5/1/2009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Rochester, MI Community           AAA/aaa                                         1,094,500
                                  school District, UT GO,                    1,094,500              -
                                  5.50% (MBIA Insurance Corp.
                                  and Q-SBLF LOCs)/(Original
                                  Issue Yield: 4.65%), 5/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,155,000 1,155,000 Romeo, MI, Community School       AAA/Aaa                                         1,228,805
                                  District, Building & Site UT               -                      1,228,805
                                  GO Bonds, 5.00% (Q-SBLF
                                  GTD)/(Original Issue Yield:
                                  5.12%), 5/1/2012
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,170,000 1,170,000 Romulus, MI, Community            AAA/Aaa                                         1,353,421
                                  Schools, UT GO Bonds, 6.00%                -                      1,353,421
                                  (FGIC INS), 5/1/2011
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,500,000          - 1,500,000 Roseville, MI School              AAA/Aaa                                         1,601,085
                                  District, UT GO , 4.45% (FSA               1,601,085              -
                                  and Q-SBLF LOCs)/(Original
                                  Issue Yield: 4.45%), 5/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,500,000 1,500,000 Saginaw, MI, Hospital             AAA/Aaa                                         1,617,135
                                  Finance Authority, Refunding               -                      1,617,135
                                  Revenue Bonds (Series
                                  1999E), 5.625% (Covenant
                                  Medical Center, Inc.)/(MBIA
                                  INS), 7/1/2013
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   5,000,000          - 5,000,000 Saginaw, MI, Hospital              A/NR                                           5,275,000
                                  Finance Authority, (Series                 5,275,000              -
                                  F), 6.50% (Original Issue
                                  Yield:6.645%), 7/1/2030
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  2,000,000 2,000,000 Saline, MI, Area Schools, UT      AAA/Aaa                                         2,281,180
                                  GO Bonds (Series 2000A),                   -                      2,281,180
                                  5.75% (Prerefunded and
                                  Q-SBLF GTDs), 5/1/2018
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     100,000          - 100,000   Saline, MI Building               AAA/Aaa                                           102,721
                                  Authority, (GO UT), 7.00%                  102,721                -
                                  (AMBAC LOC), 7/1/2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Sault Ste Marie, MI, Area         AAA/Aaa                                         1,051,380
                                  Public Schools, UT GO Bonds,               -                      1,051,380
                                  5.375% (Q-SBLF GTD)/(FGIC
                                  INS)/(Original Issue
                                  Yield:5.65%), 5/1/2019
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -    675,000 675,000   South Lyon, MI, Community         AAA/Aaa                                           741,380
                                  School District, UT GO                     -                      741,380
                                  Bonds, Series A, 5.75%
                                  (Q-SBLF GTD)/(Original Issue
                                  Yield: 5.85%), 5/1/2019
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,250,000          - 1,250,000 Trenton, MI City School           AAA/Aaa                                         1,337,200
                                  District, UT GO, 5.625%                    1,337,200              -
                                  (AMBAC LOC)/(Original Issue
                                  Yield: 5.73%), 10/1/2021
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Troy, MI City School              AAA/Aa1                                         1,069,480
                                  District, UT GO Bonds, 4.75%               1,069,480              -
                                  (Q-SBLF LOC)/(Original Issue
                                  Yield: 4.80%), 5/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 University of Michigan,           AA/Aa1                                          1,089,770
                                  (Series A-1), 5.25%                        1,089,770              -
                                  (Original Issue Yield:
                                  4.98%), 12/1/2009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Utica, MI, Community              AAA/Aaa                                         1,088,680
                                  Schools, UT GO School                      -                      1,088,680
                                  Building & Site Refunding
                                  Bonds, 5.50% (Q-SBLF GTD),
                                  5/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Warren, MI, Consolidated          AAA/Aaa                                         1,078,570
                                  School District, School                    -                      1,078,570
                                  Improvement LT GO Bonds,
                           4.50% (FGIC INS), 5/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,375,000          - 1,375,000 Washtenaw Community College,       AA/A1                                          1,438,401
                                  MI, (Series A), 4.35%                      1,438,401              -
                                  (Original Issue Yield:
                                  4.35%), 04/1/2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,200,000          - 1,200,000 Washtenaw Community College,      AA/Aa3                                          1,290,036
                                  MI, (Series A), 4.90%                      1,290,036              -
                                  (Original Issue Yield:
                                  4.90%), 04/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,450,000          - 1,450,000 Waterford, MI School              AAA/Aa1                                         1,518,468
                                  District, UT GO Bonds, 4.85%               1,518,468              -
                                  (Q-SBLF LOC)/(Original Issue
                                  Yield:4.90%), 6/1/2010
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Waverly, MI, Community            AAA/Aaa                                         1,110,800
                                  Schools, School Buiding and                -                      1,110,800
                                  Site UT GO Bonds (Series
                                  2000), 5.75% (FGIC INS),
                                  5/1/2015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Wayne County, MI, Building        AAA/Aaa                                         1,100,290
                                  Authority, LT GO Capital                   -                      1,100,290
                                  Improvement Bonds, 5.35%
                                  (MBIA INS)/(Original Issue
                                  Yield: 5.40%), 6/1/2009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,775,000 1,775,000 West Bloomfield, MI, School       AAA/Aaa                                         1,933,774
                                  District, Refunding UT GO                  -                      1,933,774
                                  Bonds, 5.50% (MBIA INS),
                                  5/1/2015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     900,000          - 900,000   West Bloomfield, MI, School       AAA/aaa                                         1,025,243
                                  District, UT GO Bonds, 5.70%               1,025,243              -
                                  (FGIC LOC)/(Original Issue
                                  Yield: 5.75%), 5/1/2014
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 West Branch Rose City, MI,        AAA/Aaa                                         1,079,970
                                  School District, UT GO                     -                      1,079,970
                                  Bonds, 5.50% (Q-SBLF
                                  GTD)/(FGIC INS)/(Original
                                  Issue Yield: 5.60%), 5/1/2017
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -    600,000 600,000   West Ottawa, MI, Public           AAA/Aaa                                           633,504
                                  School District, UT GO Bonds               -                      633,504
                                  (Series 2002A), 4.00%
                             (Q-SBLF GTD), 5/1/2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -    800,000 800,000   West Ottawa, MI, Public           AAA/Aaa                                           847,088
                                  School District, UT GO Bonds               -                      847,088
                                  (Series 2002A), 4.00%
                             (Q-SBLF GTD), 5/1/2007
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,000,000 1,000,000 Western Michigan University,      AAA/Aaa                                         1,106,130
                                  Revenue Refunding Bonds,                   -                      1,106,130
                                  5.00% (MBIA INS), 11/15/2009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,025,000 1,025,000 Whitehall, MI, District           AAA/Aaa                                         1,114,237
                                  Schools, UT GO Bonds, 5.50%                                     - 1,114,237
                                  (Q-SBLF GTD), 5/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,000,000          - 1,000,000 Wixon, MI, UT GO, 4.75%          AAA/Aaaa                                         1,017,600
                                  (AMBAC LOC)/(Original Issue                             1,017,600 -
                                  Yield: 4.986%), 5/1/2004
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,710,000 1,710,000 Woodhaven-Brownstown, MI,         AAA/Aaa                                         1,843,722
                                  School District, UT GO                                          - 1,843,722
                                  Bonds, 5.375% (Q-SBLF GTD),
                                  5/1/2016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1,700,000          - 1,700,000 Wyandotte, MI Electric            AAA/Aaa                                         1,896,707
                                  Authority, Refunding Revenue                            1,896,707 -
                                  Bonds, 6.25% (MBIA Insurance
                                  Corp. LOC)/(Original Issue
                                  Yield: 6.55%), 10/1/2008
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                  Total Long-Term Municipals                                           144,154,635 205,491,595
                                  (identified cost                                       61,336,960
                                  $195,303,416)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM MUNICIPALS- 0.8%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           -  1,600,000 1,600,000 Puerto Rico Government Development                                     1,600,000  1,600,000
                                  Bank, Weekly VRDNs (MBIA INS)/(Credit                           -
                                  Suisse First Boston LIQ) (at amortized
                                  cost)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                  Total
                                                                                                  -      1,600,000  1,600,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 Mutual Fund- 0.4%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     971,569          - 971,569   Tax-Free Obligations Fund                                                      0    971,569
                                                                                            971,569
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                  Total                                                                          -    971,569
                                                                                            971,569
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments -                                                 145,754,635 208,063,164
                                  98.7%(identified cost                                  62,308,529
                                  $197,874,985)(3)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                  Other Assets and Liabilities                                           2,204,692  2,811,080
                                  - 1.3 %                                                   606,388
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                  Total Net Assets - 100%                        $       62,914,917              $  $
                                                                                                       147,959,327 210,874,244
-----------------------------------------------------------------------------=================================================
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Securities that are subject to the federal alternative minimum tax (AMT)
  represent 5.3% of the fund's combined portfolio as calculated based upon total portfolio market value (unaudited).
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   2 The cost of investments for federal tax purposes amounts to $197,874,985 for the Pro Forma Combined.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Note: The categories of investments are shown as a percentage of total net assets of Pro Forma Combined at August 31,
  2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------







-------------------------------------------------------------------------------------------------------------------------------
 The following acronyms are used throughout these portfolios:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 AMBAC        -American Municipal Bond Assurance Corporation
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 COL          -Collateralized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 EDC          -Economic Development Commission
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 FGIC         -Financial Guaranty Insurance Company
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 FSA          -Financial Security Assurance
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 GNMA         -Government National Mortgage Association
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 GO           -General Obligation
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 GTD          Guaranteed
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 INS          -Insured
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 LIQ          -Liquidity Agreement
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 LO           -Limited Obligation
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 LOC          -Letter of Credit
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 LT           -Limited Tax
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 MBIA         -Municipal Bond Insurance Association
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 PCA          -Pollution Control Authority
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 PCR          -Pollution Control Revenue
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 Q-SBLF       -Qualified State Bond Loan Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 SFM          -Single Family Mortgage
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 UT           -Unlimited Tax
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 VRDNs        -Variable Rate Demand Notes
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 See Notes which are an integral part of the Financial Statements
-------------------------------------------------------------------------------------------------------------------------------











----------------------------------------------------------------------------------------------
                         Golden Oak Michigan Tax Free Bond Portfolio


                       Federated Michigan Intermediate Municipal Trust


                  Pro Forma Combining Statements of Assets and Liabilities


                                 August 31, 2003 (Unaudited)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                      Golden          Federated     Pro Forma    Pro Forma
                                      Oak             Michigan      Adjustment   Combined
                                       Michigan     Intermediate
                                       Tax Free       Municipal
                                      Bond              Trust
                                      Portfolio
                                                                                           ---
----------------------------------------------------------------------------------------------
Assets:
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Investments in securities, at value   $62,308,529                      $    -
                                                     $145,754,635                $208,063,164
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Cash                                           -
                                                           57,511           -       57,511
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Income receivable                        868,182
                                                        2,276,513           -    3,144,695
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Receivable for shares sold                     -
                                                          367,271           -      367,271
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
     Total assets                     63,176,711
                                                      148,455,930           -    211,632,641
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Liabilities:
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Payable for shares redeemed                   $-
                                                         $200,646          $-     $200,646
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Income distribution payable              221,153
                                                          277,485           -      498,638
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Payable for investment adviser fee                                          -
                                          14,060                -                   14,060
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Payable for administrative personnel                                        -
and services fee                           2,925                -                    2,925
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Payable for transfer and dividend          5,518
disbursing agent fees and expenses                          2,662           -        8,180
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Payable for portfolio accounting fees
                                               -            6,052           -        6,052
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Payable for distribution services            148
fees                                                            -           -          148
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Payable for shareholder services fee
                                               -            8,772           -        8,772
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Accrued expenses
                                          17,990              986           -       18,976
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
     Total liabilities
                                         261,794          496,603           -      758,397
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net Assets                            $62,914,917                                $210,874,244
                                                     $147,959,327          $-
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net Assets Consists of:
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Paid in capital                       $59,400,468
                                                     $142,368,783          $-    201,769,251
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net unrealized appreciation of         3,700,505
investments and swap contracts                          6,487,674           -    10,188,179
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Undistributed (distributions in            3,598
excess of) net investment income                             (25)           -        3,573
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Accumulated net realized loss on
investments and swap contracts         (189,654)        (897,105)           -    (1,086,759)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
     Total Net Assets                 $62,914,917
                                                     $147,959,327          $-    $210,874,244
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net Assets:
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Institutional Shares                  $62,329,494                   $(62,329,4(a)
                                                               $-                       $-
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   Class A Shares                       $585,423                              (a)
                                                     $147,959,327   $62,329,494  $210,874,244
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Shares Outstanding:
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   Institutional Shares                                                       (a)
                                      $6,116,257               $-   $(6,116,257)        $-
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   Class A Shares                        $57,447                              (a)
                                                      $13,249,545   $5,575,043   $18,882,035
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net Asset Value Per Share
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   Institutional Shares                   $10.19
                                                               $-          $-           $-
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   Class A Shares                         $10.19
                                                           $11.17          $-       $11.17
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Offering Price Per Share
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   Institutional Shares
                                          $10.19               $-          $-           $-
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   Class A Shares                         $10.67 *                **                       **
                                                           $11.52          $-       $11.52
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Redemption Proceeds Per Share
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Institutional Shares
                                          $10.19               $-          $-           $-
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   Class A Shares
                                          $10.19           $11.17          $-       $11.17
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Investments, at identified cost
                                      $58,608,024    $139,266,961          $-    $197,874,985
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
* Computation of offering price per share 100/95.5 of net asset value.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
** Computation of offering price per share 100/97.0 of net asset value.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
(a) Adjustment to reflect net asset and share balances as a result of the combination.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
(See Notes to Pro Forma Financial Statements)
----------------------------------------------------------------------------------------------











----------------------------------------------------------------------------------------------------------------------------
                                        Golden Oak Michigan Tax Free Bond Portfolio


                                      Federated Michigan Intermediate Municipal Trust


                                       Pro Forma Combining Statements of Operations


                                      For the year ended August 31, 2003 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            Golden Oak          Federated         Pro Forma      Pro Forma
                                                             Michigan            Michigan        Adjustment      Combined
                                                             Tax Free          Intermediate
                                                          Bond Portfolio     Municipal Trust
                                                                                                                ------------
----------------------------------------------------------------------------------------------------------------------------
Investment Income:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Interest
                                                                $3,230,347         $6,493,434        $     -     $9,723,781
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Total income                                                                                          -
                                                                 3,230,347          6,493,434                     9,723,781
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Expenses:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                                                                                       (a)
                                                                   337,119            581,586       (67,426)        851,279
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Administrative personnel and services fee
                                                                   116,307            125,000       (81,053) (b)    160,254
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Custodian fees                                                       8,770              7,864        (7,084)          9,550
                                                                                                             (c)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and                     40,609             50,767       (24,000) (d)     67,376
expenses
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                            1,768              2,627        (1,768) (e)      2,627
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                       13,934             10,531       (13,934)         10,531
                                                                                                             (f)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Legal fees                                                           3,481              5,320        (3,481)          5,320
                                                                                                             (g)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Portfolio accounting fees                                           33,586             55,802       (11,086)         78,302
                                                                                                             (h)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Distribution services fee - Class A Shares                           1,593                  -        (1,593)              -
                                                                                                             (i)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Shareholder services fee - Class A Shares                                -            363,491        168,560        532,051
                                                                                                             (j)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Share registration costs                                            48,798             30,789       (40,256)         39,331
                                                                                                             (k)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Printing and postage                                                 8,770             17,094        (6,500)         19,364
                                                                                                             (l)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Insurance premiums                                                   5,604              1,544        (5,604) (m)      1,544
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                          962              1,166          (675)          1,453
                                                                                                             (n)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                621,301          1,253,581       (95,900)      1,778,982
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Waivers:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Waiver of investment adviser fee                            (181,451)          (252,339)        117,835      (315,955)
                                                                                                             (o)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Waiver of shareholder services fee                                  -          (261,714)      (121,363)      (383,077)
                                                                                                             (p)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Waiver of transfer and dividend disbursing                          -            (5,421)              -        (5,421)
agent fees and expenses
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Waivers                                                    (181,451)          (519,474)        (3,528)      (704,453)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                       439,850            734,107       (99,428)      1,074,529
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Net investment income                                      $2,790,497         $5,759,327        $99,428      8,649,252
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss) on
Investments and Swap Contracts:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           (76,493)            251,593              -        175,100
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net realized gain on swap contracts                                      -             56,000              -         56,000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized                                         (896,170)        (1,352,960)              -    (2,249,130)
appreciation/(depreciation) of investments
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on                       (972,663)        (1,045,367)              -    (2,018,030)
investments and swap contracts
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
          Change in net assets resulting from                   $1,817,834         $4,713,960        $99,428      6,631,222
operations
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
(See Notes to Pro Forma Financial Statements)
----------------------------------------------------------------------------------------------------------------------------





                         Golden Oak Michigan Tax Free Bond Portfolio

                       Federated Michigan Intermediate Municipal Trust

                           Notes to Pro Forma Financial Statements

                            Year Ended August 31, 2003 (Unaudited)



Note 1. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Golden Oak(R) Michigan Tax Free Bond Portfolio and Federated Michigan Intermediate Municipal Trust, individually referred to as (the "Fund") or collectively as (the "Funds"), for the year ended August 31, 2003. These statements have been derived from the books and records utilized in calculating daily net asset values at August 31, 2003.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Golden Oak(R) Michigan Tax Free Bond Portfolio for shares of Federated Michigan Intermediate Municipal Trust. Under generally accepted accounting principles, Federated Michigan Intermediate Municipal Trust will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended August 31, 2003, Golden Oak(R) Michigan Tax Free Bond Portfolio and Federated Michigan Intermediate Municipal Trust paid investment advisory fees computed at the annual rate of 0.50% and 0.40%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investment Management Company and CB Capital Management, Inc. or their respective affiliates.



Note 2. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 52,410 Shares of Federated Michigan Intermediate Municipal Trust in exchange for 57,447 Class A Shares of Golden Oak(R) Michigan Tax Free Bond Portfolio which would have been issued at August 31, 2003 in connection with the proposed reorganization.

The Pro Forma Institutional Class Shares net asset value per share assumes the issuance of 5,580,080 Class A Shares of Federated Michigan Intermediate Municipal Trust in exchange for 6,116,257 Institutional Class Shares of Golden Oak(R) Michigan Tax Free Bond Portfolio which would have been issued at August 31, 2003 in connection with the proposed reorganization.



Note 3.  Pro Forma Adjustments

(a) Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment advisory fee equal to 0.40% of the Funds' average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Adjustment to reflect the investment adviser fee being brought in line based on combined average daily net assets of both funds.

(b) Federated Administrative Services (FAS), provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the level of average aggregate daily net assets of the Federated Funds. FAS may voluntarily choose to waive a portion of its fee and can modify or terminate its voluntary waiver at any time at its sole discretion. Adjustment to reflect the administrative personnel and services fee being brought in line based on combined average daily net assets of both funds.

(c) Adjustment to reflect the custodian fees reduction due to the combining of two portfolios into one.

(d) Federated Services Company (FServ) through its subsidiary, Federated Shareholder Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the number of share classes and accounts per fund and the level of average aggregate net assets of the Fund for the period. The adjustment is due to the combining of two portfolios into one.

(e) Adjustment to reflect the directors'/trustees' fee reduction due to the combining of two portfolios into one.

(f) Adjustment to reflect the auditing fee reduction due to the combining of two portfolios into one.

(g) Adjustment to reflect the legal fee reduction due to the combining of two portfolios into one.

(h) The portfolio accounting fee is based on the level of average daily net assets of the Fund for the period, plus out-of-pocket expenses. Adjustment is due to the combining of two portfolios into one.

(i) Adjustment to reflect reduction of Class A Shares distribution services fee which is no longer applicable.

(j) Adjustment to reflect Class A Shares shareholder services fee after combination.

(k) Adjustment to reflect the reduction in Share registration costs due to the combining of two portfolios into one.

(l) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(m) Insurance expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(n) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(o) Adjustment to reflect waiver of investment adviser fee based on combined average net assets of the two funds.

(p) Adjustment to reflect waiver of administrative personnel and services fee based on the combined average net assets of the two funds.

(q) Adjustment to reflect waiver of shareholder services fee based on the combined average net assets of the two funds.

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST,

a portfolio of Federated Municipal Securities Income Trust





Investment Adviser

FEDERATED INVESTMENT MANAGEMENT COMPANY

Federated Investors Tower

1100 Liberty Avenue

Pittsburgh, PA  15222-3779



Distributor

FEDERATED SECURITIES CORP.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



Transfer Agent and Dividend Dispersing Agent

STATE STREET BANK AND TRUST COMPANY

P.O. Box 8600

Boston, MA 02266-8600
















KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholders of Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Portfolio"), a portfolio of Golden Oak(R) Family of Funds (the "Golden Oak(R) Trust"), hereby appoint C. Grant Anderson, M. Cole Dolinger, Catherine C. Ryan, Ann M. Faust, and William Haas or any one of them, true and lawful attorneys, with the power of substitution of each, to vote all shares of the Portfolio which the undersigned is entitled to vote at the Special Meeting of Shareholders (the "Special Meeting") to be held on September 28, 2004, at 5800 Corporate Drive, Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If no choice is indicated as to the item, this proxy will be voted affirmatively on the matter. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE GOLDEN OAK(R) TRUST. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL.

Proposal 1.- To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Michigan Intermediate Municipal Trust (the "Fund"), a portfolio of Federated Municipal Securities Income Trust, would acquire all of the assets of Golden Oak(R)Michigan Tax Free Bond (the "Portfolio"), a portfolio of Golden Oak(R)Family of Funds, in exchange for Shares of the Fund to be distributed pro rata by the Portfolio to its Class A and Institutional shareholders, in complete liquidation and termination of the Portfolio.

                             FOR                          [   ]

                             AGAINST                      [   ]

                             ABSTAIN                      [   ]



                                               YOUR VOTE IS IMPORTANT

                                               Please complete, sign and return

                                               this card as soon as possible.


                                              Dated

                                              Signature


Please sign this proxy exactly as your name appears on the books of the Trust. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.